As filed with the Securities and Exchange Commission on July 30, 1999

                                                         File Nos.
                                                         33-23493
                                                         811-5583

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

      Pre-Effective Amendment No.

      Post-Effective Amendment No.  30                       (X)

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

      Amendment No.  31                                         (X)

             FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                      (formerly Franklin Valuemark Funds)
              (Exact Name of Registrant as Specified in Charter)

                777 MARINERS ISLAND BLVD., SAN MATEO, CA 94404
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, Including Area Code (650) 312-2000

       DEBORAH R. GATZEK, 777 MARINERS ISLAND BLVD., SAN MATEO, CA 94404
              (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ]   immediately upon filing pursuant to paragraph (b)
[X]   on August 1, 1999  pursuant to paragraph (b)
[ ]   60 days after filing pursuant to paragraph (a)(1)
[ ]  (date) pursuant to paragraph (a)(1) of Rule 485
[ ]   75 days after filing pursuant to paragraph (a)(2)
[]   on [] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.





PROSPECTUS
FRANKLIN AGGRESSIVE GROWTH SECURITIES FUND
FRANKLIN VALUEMARK FUNDS

CLASS 1


INVESTMENT STRATEGY  GROWTH

AUGUST 1, 1999




























[Insert graphic of Franklin Templeton Ben Head]


As with all fund prospectuses, the SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents

THE FUND

[Begin callout]

Information about the fund you should know before investing

[End callout]

[insert page #] Goal and Strategies

[insert page #] Main Risks

[insert page #] Performance


[insert page #] Fees and Expenses


[insert page #] Management


[insert page #] Important Recent Developments


[insert page #] Distribution and Taxes


[insert page #] Overview


FUND ACCOUNT INFORMATION

[Begin callout]
Information about fund account transactions and services
[End callout]

[insert page #] Buying Shares

[insert page #] Selling Shares

[insert page #] Exchanging Shares

[insert page #] Fund Account Policies

[insert page #] Questions

FOR MORE INFORMATION


[Begin callout]
Where to learn more about the fund
[End callout]


BACK COVER


THE FUND


[Insert graphic of bullseye and arrows]
GOAL AND STRATEGIES


GOAL  The fund's investment goal is capital appreciation.

PRINCIPAL INVESTMENTS Under normal market conditions, the fund will invest at least 65% of its total assets in equity securities of companies demonstrating accelerating growth, increasing profitability, or above-average growth or growth potential as compared with the overall economy. Equities represent ownership interests in individual companies and give shareholders a claim in the company's earnings and assets. They include common and preferred stocks, and securities convertible into common stock.


[Begin callout]
The fund invests primarily in the common stocks of aggressive growth companies.
[End callout]

The fund invests in small, medium, and large capitalization companies with strong growth potential across a wide range of sectors. Although the fund seeks investments across a large number of sectors, it expects to have substantial positions in the technology section (including computers and telecommunications), and significant positions in other sectors including, for example, health care (including biotechnology), consumer products, and consumer services (including media, broadcasting, and entertainment). Typically, however, there are a variety of industries and a wide variety of companies within sectors.

PORTFOLIO SELECTION The manager is a research driven, fundamental investor, pursuing a disciplined long-term growth strategy. As a "bottom-up" investor focusing primarily on individual securities, the manager focuses on sectors that have exceptional growth potential and fast growing, innovative companies within these sectors. The manager relies on a team of analysts to provide in-depth industry expertise, and uses both qualitative and quantitative analysis to evaluate companies for sound financial records, strength and quality of management, among other factors.


TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goal.


[Insert graphic of chart with line going up and down]
MAIN RISKS


The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

STOCKS While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or securities markets.


Growth stock prices reflect projections of future earnings or revenues, and can therefore, fall dramatically if the company fails to meet those projections. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks. Because the fund's manager uses an aggressive growth strategy, an investment in the fund involves greater risk and more volatility than an investment in a growth fund investing entirely in proven growth stocks.


[Begin callout]
Because the stocks the fund holds fluctuate in price with market conditions, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
[End callout]

SMALLER COMPANIES While smaller companies, and to a lesser extent mid-size companies, may offer greater opportunities for capital growth than larger, more established companies, they also have more risk. Historically, smaller company securities have been more volatile in price and fluctuated independently from larger company securities, especially over the shorter term. Smaller or relatively new companies can be particularly sensitive to changing economic conditions, their growth prospects are less certain, their securities are less liquid, and they can be considered speculative. These companies may suffer significant losses.


SECTORS By focusing on particular sectors from time to time, the fund carries greater risk of adverse developments in a sector than a fund that always invests in a wide variety of sectors.

TECHNOLOGY COMPANIES The technology sector has historically been volatile due to the rapid pace of product change and development within the sector, and the stock prices of companies operating within this sector are often subject to abrupt or erratic movements.

HEALTH CARE COMPANIES The activities of health care companies may be funded or subsidized by federal or state governments. If government funding and subsidies are reduced or discontinued, the profitability of these companies could be adversely affected. Health care companies held by the fund may also be affected by government policies on health care reimbursements, regulatory approval for new drugs and medical instruments, and similar matters. They are also subject to legislative risk, i.e., the risk of a reform of the health care system through legislation.


TELECOMMUNICATIONS, MEDIA, AND BROADCASTING COMPANIES The activities of telecommunications, media, and broadcasting companies operate under international , federal, and state regulations. These companies may be adversely affected by changes in government regulations. In addition, these sectors have been undergoing deregulation to enable increased competition, which may affect the companies in these sectors that the fund holds.

CONSUMER PRODUCTS, SERVICES, AND ENTERTAINMENT COMPANIES These companies have historically been sensitive to the economy in general, through changes in consumer spending patterns. These companies may be adversely affected by changes in consumer opinion or demand for a given product or service.

PORTFOLIO TURNOVER The manager's aggressive growth strategy may cause the fund's portfolio turnover rate to be higher than that of other funds. High turnover generally increases the fund's transaction costs.


SEE "Important Recent Developments" in this prospectus for Year 2000 discussion, and any potential impact on the fund's portfolio and operations. More detailed information about the fund, its policies, and risks can be found in the SAI.

[Insert graphic of a bull and a bear]
 PAST PERFORMANCE

Because the fund started on August 1, 1999, performance for a full calendar year is not yet available.

[insert graphic of percentage sign]
FEES AND EXPENSES

Franklin Aggressive Growth Securities Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. It is based on the fund's estimated expenses for the current fiscal year. THE TABLE AND THE EXAMPLE DO NOT INCLUDE ANY FEES OR SALES CHARGES IMPOSED BY THE VARIABLE INSURANCE CONTRACT FOR WHICH THE FUND IS AN INVESTMENT OPTION. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                       CLASS 1
Maximum sales charge (load) as a percentage of offering price

Load imposed on purchases                               0.00%
Maximum deferred sales charge (load)                    0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from fund assets)(1)
                                                       CLASS 1
Management fees                                         0.50%
Distribution and service (12b-1) fees                   0.00%
Other expenses                                          0.22%
                                                        -----
Total annual fund operating expenses                    0.72%

1. The manager agreed in advance to limit management fees and assume certain other fund expenses as necessary so that Total Fund Operating Expenses do not exceed 1.00% of the fund's class 1 net assets during the current fiscal year. The manager is contractually obligated to continue this arrangement through 2000.

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes you invest $10,000 for the periods shown and then sell all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and the fund's operating expenses are as shown above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                1 YEAR         3 YEARS
Class 1           $74            $230

[Insert graphic of briefcase] MANAGEMENT

Franklin Advisers, Inc. (Advisers), is the fund's investment manager.

The team responsible for the fund's management is:

MANAGEMENT TEAM

MICHAEL MCCARTHY
VICE PRESIDENT, ADVISERS

Mr. McCarthy has been a manager of the fund since its inception in 1999 and has been with the Franklin Templeton Group since 1992.

J. P. SCANDALIOS
SENIOR SECURITIES ANALYST, ADVISERS

Mr. Scandalios has been a manager of the fund since its inception in 1999. Before joining the Franklin Templeton Group In 1996, he was with Chase Manhattan Bank.

CONRAD HERRMANN, CFA
SENIOR VICE PRESIDENT, ADVISERS

Mr. Herrmann has been a manager of the fund since its inception in 1999 and has been with the Franklin Templeton Group since 1989.

The fund pays the manager a fee for managing its assets, and making its investment decisions. The fee is equal to an annual rate of:

o     0.500% of the value of net assets up to $500 million;
o 0.400% of the value of net assets over $500 million up to and including $1 billion;
o 0.350% of the value of net assets over $1 billion up to and including $1.5 billion;
o 0.300% of the value of net assets over $1.5 billion up to and including $6.5 billion;
o 0.275% of the value of net assets over $6.5 billion up to and including $11.5 billion;
o 0.250% of the value of net assets over $11.5 billion up to and including $16.5 billion;
o 0.240% of the value of net assets over $16.5 billion up to and including $19 billion;
o 0.230% of the value of net assets over $19 billion up to and including $21.5 billion; and
o     0.220% of the value of net assets over $21.5 billion.

[Insert graphic of starburst]
 IMPORTANT RECENT DEVELOPMENTS

o YEAR 2000 PROBLEM The fund's business operations depend on a worldwide network of computer systems that contain date fields, including securities trading systems, securities transfer agent operations and stock market links. Many of the systems currently use a two digit date field to represent the date, and unless these systems are changed or modified, they may not be able to distinguish the Year 1900 from the Year 2000 (commonly called the Year 2000 problem). In addition, the fact that the Year 2000 is a leap year may create difficulties for some systems.

When the Year 2000 arrives, the fund's operations could be adversely affected if the computer systems used by its manager, its service providers and other third parties it does business with are not Year 2000 ready. For example, the fund's portfolio and operational areas could be impacted, including securities trade processing, interest and dividend payments, securities pricing, shareholder account services, reporting, custody functions and others. The fund could experience difficulties in effecting transactions if any of its foreign subcustodians, or if foreign broker/dealers or foreign markets are not ready for Year 2000.

When evaluating current and potential portfolio positions, Year 2000 is one of the factors that the fund's manager considers. The manager will rely upon public filings and other statements made by companies regarding their Year 2000 readiness. Issuers in countries outside of the U.S., particularly in emerging markets, may be more susceptible to Year 2000 problems and may not be required to make the same level of disclosure regarding Year 2000 readiness as is required in the U.S. The manager, of course, cannot audit any company or its major suppliers to verify their Year 2000 readiness. If a company in which the fund is invested is adversely affected by Year 2000 problems, it is likely that the price of its security will also be adversely affected. A decrease in the value of one or more of the fund's portfolio holdings will have similar impact on the fund's performance.


The fund's manager and its affiliated service providers are making a concerted effort to take steps they believe are reasonably designed to address their Year 2000 problems. Of course, the fund's ability to reduce the effects of the Year 2000 problem is also very much dependent upon the efforts of third parties over which the fund and its manager may have no control.


 [Insert graphic of dollar signs and stacks of coins]
DISTRIBUTIONS AND TAXES


INCOME AND CAPITAL GAINS DISTRIBUTIONS The fund will declare as dividends substantially all of its net investment income. The fund typically pays dividends from net investment income and net capital gains, if any, following the close of the calendar year. Dividends or distributions by the fund will reduce the per share net asset value (NAV) by the per share amount paid.

Dividends paid by the fund will be automatically reinvested in additional shares of the fund or, if requested, paid in cash to the insurance company shareholder.

TAX CONSIDERATIONS The tax consequences for contract owners will depend on the provisions of the variable annuity or variable life insurance contract through which they are invested in the fund. For more information, please consult the accompanying contract prospectus.


[insert graphic of a pyramid]
OVERVIEW

FRANKLIN VALUEMARK FUNDS (THE TRUST) CURRENTLY CONSISTS OF TWENTY-SIX SEPARATE FUNDS, OFFERING A WIDE VARIETY OF INVESTMENT CHOICES. EACH FUND HAS TWO CLASSES OF SHARES, CLASS 1 AND CLASS 2. THE FUNDS ARE ONLY AVAILABLE AS INVESTMENT OPTIONS IN VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACTS. THE ACCOMPANYING CONTRACT PROSPECTUS INDICATES WHICH FUNDS AND CLASSES ARE AVAILABLE TO YOU.

INVESTMENT CONSIDERATIONS

o Each fund has its own investment strategy and risk profile. Generally, the higher the expected rate of return, the greater the risk of loss.

o No single fund can be a complete investment program; consider diversifying your fund choices.

o You should evaluate each fund in relation to your personal financial situation, investment goals, and comfort with risk. Your investment representative can help you determine which funds are right for you.

RISKS

o     There can be no assurance that any fund will achieve its investment goal.

o Because you could lose money by investing in a fund, take the time to read each fund description and consider all risks before investing.

o All securities markets, interest rates, and currency valuations move up and down, sometimes dramatically, and mixed with the good years can be some bad years. Since no one can predict exactly how financial markets will perform, you may want to exercise patience and focus not on short-term market movements, but on your long-term investments goals.

o Fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government. Fund shares involve investment risks, including the possible loss of principal.

MORE DETAILED INFORMATION ABOUT EACH FUND, ITS INVESTMENT POLICIES, AND ITS PARTICULAR RISKS CAN BE FOUND IN THE TRUST'S STATEMENT OF ADDITIONAL INFORMATION (SAI).

MANAGEMENT

The funds' investment managers and their affiliates manage over $228 billion in assets. Franklin Templeton is one of the largest mutual fund organizations in the United States, and offers money management expertise spanning a variety of investment objectives. In 1992, Franklin joined forces with Templeton. The Mutual Advisers team became part of the organization four years later.

o Franklin Advisers, Inc., 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, California, 94403-7777.

o Franklin Advisory Services, LLC, One Parker Plaza, Ninth Floor, Fort Lee, New Jersey, 07024.

o Franklin Mutual Advisers, LLC, 51 John F. Kennedy Parkway, Short Hills, New Jersey, 07078.

o Templeton Asset Management Ltd., 7 Temasek Blvd. #38-03, Suntec Tower One, Singapore, 038987.

o     Templeton Global Advisors Limited, Lyford Cay Nassau, N.P., Bahamas.

o Templeton Investment Counsel, Inc., Broward Financial Centre, Suite 2100, Fort Lauderdale, Florida, 33394.


FUND ACCOUNT INFORMATION

[Insert graphic of paper with lines and someone writing]
 BUYING SHARES

Shares of the fund are sold at net asset value (NAV) to insurance company separate accounts to serve as investment options for variable annuity or variable life insurance contracts. The fund's Board monitors this to be sure there are no material conflicts of interest between the two different types of contract owners. If there were, the Board would take corrective action.

Contract owners' payments will be allocated by the insurance company separate account to purchase shares of the fund, and are subject to any limits or conditions in the contract. Requests to buy shares are processed at the NAV next calculated after we receive the request in proper form. The fund does not issue share certificates.

[Insert graphic of certificate]
 SELLING SHARES

Each insurance company shareholder sells shares of the fund to make benefit or surrender payments or to execute exchanges (transfers) between investment options under the terms of its contracts. Requests to sell shares are processed at the NAV next calculated after we receive the request in proper form.

[Insert graphic of two arrows]
 EXCHANGING SHARES

Contract owners may exchange shares of any one class or fund for shares of other classes or funds through a transfer between investment options available under a variable insurance contract, subject to the terms and any specific limitations on the exchange (or "transfer") privilege described in the contract prospectus.

Frequent exchanges can interfere with fund management or operations and drive up fund costs. To protect shareholders, there are limits on the number and amount of fund exchanges that may be made (please see "Market Timers" below).

[Insert graphic of paper and pen]
 FUND ACCOUNT POLICIES

CALCULATING SHARE PRICE The fund calculates its NAV per share each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. Pacific time). Each class' NAV is calculated by dividing its net assets by the number of its shares outstanding.

The fund's assets are generally valued at their market value. If market prices are unavailable, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value.

Requests to buy and sell shares are processed on any day the fund is open for business at the NAV next calculated after we receive the request in proper form.

STATEMENTS AND REPORTS Contract owners will receive confirmations and account statements that show account transactions. Insurance company shareholders will receive the fund's financial reports every six months. To reduce fund expenses, if you need additional copies, please call
1-800/342-3863.

If there is a dealer or other investment representative of record on the account, he or she will also receive confirmations, account statements and other information about the contract owner's account directly from the contract's administrator.

MARKET TIMERS The fund is not designed for market timers, large or frequent transfers. The fund may restrict or refuse purchases or exchanges by market timers. You will be considered a market timer if you have (i) requested an exchange out of the fund within two weeks of an earlier exchange request, or
(ii) exchanged shares out of the fund more than twice in a calendar quarter, or (iii) exchanged shares equal to at least $5 million, or more than 1% of the fund's net assets, or (iv) otherwise seem to follow a timing pattern. Accounts under common ownership or control are combined for these limits.

ADDITIONAL POLICIES Please note that the fund maintains additional policies and reserves certain rights, including:

o     The fund may refuse any order to buy shares.

o     At any time, the fund may establish or change investment minimums.

o The fund may modify or discontinue the exchange privilege on 60 days' notice to insurance company shareholders.

o In unusual circumstances, we may temporarily suspend redemptions, or postpone the payment of proceeds, as allowed by federal securities laws.

o To permit investors to obtain the current price, insurance companies are responsible for transmitting all orders to the fund promptly.


SHARE CLASSES Each fund has two classes of shares, class 1 and class 2. Each class is identical except that class 2 has a distribution plan or "rule 12b-1" plan which is described in prospectuses offering class 2 shares. In addition, both classes have a "defensive 12b-1 plan" under which no payments are to be made. The defensive plan is described in the SAI.


[Insert graphic of question mark]
 QUESTIONS


More detailed information about the Trust and the fund' account policies can be found in the fund's Statement of Additional Information (SAI). If you have any questions about the fund, you can write to us at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, CA 94403-7777. You can also call us at 1-800/342-3863 or the Valuemark Service Center at 1-800/624-0197. For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.

FOR MORE INFORMATION

The fund is only available as an investment option in variable annuity or variable life insurance contracts. Please consult the accompanying contract prospectus for information about the terms of an investment in a contract.

You can learn more about the fund in the following document:

Statement of Additional Information (SAI)

Contains more information about the fund, its investments, policies, and risks. It is incorporated by reference (is legally a part of this prospectus).

You may obtain a copy of the SAI by contacting your investment representative or by calling us at the number below.


Franklin(R)Templeton(R) 1-800/342-3863

You can also obtain information about the fund by visiting the SEC's Public Reference Room in Washington D.C. (phone 1-800/SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009. You can also visit the SEC's Internet site at http://www.sec.gov.

Investment Company Act file #811-5583



PROSPECTUS
FRANKLIN AGGRESSIVE GROWTH SECURITIES FUND
FRANKLIN VALUEMARK FUNDS

CLASS 2


INVESTMENT STRATEGY  GROWTH

AUGUST 1, 1999




























[Insert graphic of Franklin Templeton Ben Head]


As with all fund prospectuses, the SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents

THE FUND

[Begin callout]

Information about the fund you should know before investing

[End callout]

[insert page #] Goal and Strategies

[insert page #] Main Risks

[insert page #] Performance


[insert page #] Fees and Expenses


[insert page #] Management


[insert page #] Important Recent Developments


[insert page #] Distribution and Taxes


[insert page #] Overview


FUND ACCOUNT INFORMATION

[Begin callout]
Information about fund account transactions and services
[End callout]

[insert page #] Buying Shares

[insert page #] Selling Shares

[insert page #] Exchanging Shares

[insert page #] Fund Account Policies

[insert page #] Questions

FOR MORE INFORMATION


[Begin callout]
Where to learn more about the fund
[End callout]


Back Cover

THE FUND


[Insert graphic of bullseye and arrows]
GOAL AND STRATEGIES


GOAL  The fund's investment goal is capital appreciation.

PRINCIPAL INVESTMENTS Under normal market conditions, the fund will invest at least 65% of its total assets in equity securities of companies demonstrating accelerating growth, increasing profitability, or above-average growth or growth potential as compared with the overall economy. Equities represent ownership interests in individual companies and give shareholders a claim in the company's earnings and assets. They include common and preferred stocks, and securities convertible into common stock.


[Begin callout]
The fund invests primarily in the common stocks of aggressive growth companies.
[End callout]

The fund invests in small, medium, and large capitalization companies with strong growth potential across a wide range of sectors. Although the fund seeks investments across a large number of sectors, it expects to have substantial positions in the technology section (including computers and telecommunications), and significant positions in other sectors including, for example, health care (including biotechnology), consumer products, and consumer services (including media, broadcasting, and entertainment). Typically, however, there are a variety of industries and a wide variety of companies within sectors.

PORTFOLIO SELECTION The manager is a research driven, fundamental investor, pursuing a disciplined long-term growth strategy. As a "bottom-up" investor focusing primarily on individual securities, the manager focuses on sectors that have exceptional growth potential and fast growing, innovative companies within these sectors. The manager relies on a team of analysts to provide in-depth industry expertise, and uses both qualitative and quantitative analysis to evaluate companies for sound financial records, strength and quality of management, among other factors.


TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goal.


[Insert graphic of chart with line going up and down]
MAIN RISKS


The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

STOCKS While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or securities markets.


Growth stock prices reflect projections of future earnings or revenues, and can therefore, fall dramatically if the company fails to meet those projections. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks. Because the fund's manager uses an aggressive growth strategy, an investment in the fund involves greater risk and more volatility than an investment in a growth fund investing entirely in proven growth stocks.


[Begin callout]
Because the stocks the fund holds fluctuate in price with market conditions, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
[End callout]

SMALLER COMPANIES While smaller companies, and to a lesser extent mid-size companies, may offer greater opportunities for capital growth than larger, more established companies, they also have more risk. Historically, smaller company securities have been more volatile in price and fluctuated independently from larger company securities, especially over the shorter term. Smaller or relatively new companies can be particularly sensitive to changing economic conditions, their growth prospects are less certain, their securities are less liquid, and they can be considered speculative. These companies may suffer significant losses.


SECTORS By focusing on particular sectors from time to time, the fund carries greater risk of adverse developments in a sector than a fund that always invests in a wide variety of sectors.

TECHNOLOGY COMPANIES The technology sector has historically been volatile due to the rapid pace of product change and development within the sector, and the stock prices of companies operating within this sector are often subject to abrupt or erratic movements.

HEALTH CARE COMPANIES The activities of health care companies may be funded or subsidized by federal or state governments. If government funding and subsidies are reduced or discontinued, the profitability of these companies could be adversely affected. Health care companies held by the fund may also be affected by government policies on health care reimbursements, regulatory approval for new drugs and medical instruments, and similar matters. They are also subject to legislative risk, i.e., the risk of a reform of the health care system through legislation.


TELECOMMUNICATIONS, MEDIA, AND BROADCASTING COMPANIES The activities of telecommunications, media, and broadcasting companies operate under international , federal, and state regulations. These companies may be adversely affected by changes in government regulations. In addition, these sectors have been undergoing deregulation to enable increased competition, which may affect the companies in these sectors that the fund holds.

CONSUMER PRODUCTS, SERVICES, AND ENTERTAINMENT COMPANIES These companies have historically been sensitive to the economy in general, through changes in consumer spending patterns. These companies may be adversely affected by changes in consumer opinion or demand for a given product or service.

PORTFOLIO TURNOVER The manager's aggressive growth strategy may cause the fund's portfolio turnover rate to be higher than that of other funds. High turnover generally increases the fund's transaction costs.


SEE "Important Recent Developments" in this prospectus for Year 2000 discussion, and any potential impact on the fund's portfolio and operations. More detailed information about the fund, its policies, and risks can be found in the SAI.

[Insert graphic of a bull and a bear]
 PAST PERFORMANCE

Because the fund started on August 1, 1999, performance for a full calendar year is not yet available.

[insert graphic of percentage sign]
FEES AND EXPENSES

Franklin Aggressive Growth Securities Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. It is based on the fund's estimated expenses for the current fiscal year. THE TABLE AND THE EXAMPLE DO NOT INCLUDE ANY FEES OR SALES CHARGES IMPOSED BY THE VARIABLE INSURANCE CONTRACT FOR WHICH THE FUND IS AN INVESTMENT OPTION. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                       CLASS 2
Maximum sales charge (load) as a percentage of offering price

Load imposed on purchases                              0.00%
Maximum deferred sales charge (load)                   0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from fund assets)(1)
                                                       CLASS 2
Management fees                                        0.50%
Distribution and service (12b-1) fees                  0.25%
Other expenses                                         0.22%
                                                       -----
Total annual fund operating expenses                   0.97%

1. The manager agreed in advance to limit management fees and assume certain other fund expenses as necessary so that Total Fund Operating Expenses do not exceed 1.25% of the fund's class 2 net assets during the current fiscal year. The manager is contractually obligated to continue this arrangement through 2000.

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes you invest $10,000 for the periods shown and then sell all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and the fund's operating expenses are as shown above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                1 YEAR 3 YEARS
Class 2                        $99             $309





 [Insert graphic of briefcase]
MANAGEMENT

Franklin Advisers, Inc. (Advisers) is the fund's investment manager.

The team responsible for the fund's management is:

MANAGEMENT TEAM

MICHAEL MCCARTHY
VICE PRESIDENT, ADVISERS

Mr. McCarthy has been a manager of the fund since its inception in 1999 and has been with the Franklin Templeton Group since 1992.

J. P. SCANDALIOS
SENIOR SECURITIES ANALYST, ADVISERS

Mr. Scandalios has been a manager of the fund since its inception in 1999. Before joining the Franklin Templeton Group In 1996, he was with Chase Manhattan Bank.

CONRAD HERRMANN, CFA
SENIOR VICE PRESIDENT, ADVISERS

Mr. Herrmann has been a manager of the fund since its inception in 1999 and has been with the Franklin Templeton Group since 1989.

The fund pays the manager a fee for managing its assets, and making its investment decisions. The fee is equal to an annual rate of:

o     0.500% of the value of net assets up to $500 million;
o 0.400% of the value of net assets over $500 million up to and including $1 billion;
o 0.350% of the value of net assets over $1 billion up to and including $1.5 billion;
o 0.300% of the value of net assets over $1.5 billion up to and including $6.5 billion;
o 0.275% of the value of net assets over $6.5 billion up to and including $11.5 billion;
o 0.250% of the value of net assets over $11.5 billion up to and including $16.5 billion;
o 0.240% of the value of net assets over $16.5 billion up to and including $19 billion;
o 0.230% of the value of net assets over $19 billion up to and including $21.5 billion; and
o     0.220% of the value of net assets over $21.5 billion.

 [Insert graphic of starburst]
 IMPORTANT RECENT DEVELOPMENTS

o YEAR 2000 PROBLEM The fund's business operations depend on a worldwide network of computer systems that contain date fields, including securities trading systems, securities transfer agent operations and stock market links. Many of the systems currently use a two digit date field to represent the date, and unless these systems are changed or modified, they may not be able to distinguish the Year 1900 from the Year 2000 (commonly called the Year 2000 problem). In addition, the fact that the Year 2000 is a leap year may create difficulties for some systems.

When the Year 2000 arrives, the fund's operations could be adversely affected if the computer systems used by its manager, its service providers and other third parties it does business with are not Year 2000 ready. For example, the fund's portfolio and operational areas could be impacted, including securities trade processing, interest and dividend payments, securities pricing, shareholder account services, reporting, custody functions and others. The fund could experience difficulties in effecting transactions if any of its foreign subcustodians, or if foreign broker/dealers or foreign markets are not ready for Year 2000.


When evaluating current and potential portfolio positions, Year 2000 is one of the factors that the fund's manager considers. The manager will rely upon public filings and other statements made by companies regarding their Year 2000 readiness. Issuers in countries outside of the U.S., particularly in emerging markets, may be more susceptible to Year 2000 problems and may not be required to make the same level of disclosure regarding Year 2000 readiness as is required in the U.S. The manager, of course, cannot audit any company or its major suppliers to verify their Year 2000 readiness. If a company in which the fund is invested is adversely affected by Year 2000 problems, it is likely that the price of its security will also be adversely affected. A decrease in the value of one or more of the fund's portfolio holdings will have similar impact on the fund's performance.


The fund's manager and its affiliated service providers are making a concerted effort to take steps they believe are reasonably designed to address their Year 2000 problems. Of course, the fund's ability to reduce the effects of the Year 2000 problem is also very much dependent upon the efforts of third parties over which the fund and its manager may have no control.


[Insert graphic of dollar signs and stacks of coins]
DISTRIBUTIONS AND TAXES


INCOME AND CAPITAL GAINS DISTRIBUTIONS The fund will declare as dividends substantially all of its net investment income. The fund typically pays dividends from net investment income and net capital gains, if any, following the close of the calendar year. Dividends or distributions by the fund will reduce the per share net asset value (NAV) by the per share amount paid.

Dividends paid by the fund will be automatically reinvested in additional shares of the fund or, if requested, paid in cash to the insurance company shareholder.

TAX CONSIDERATIONS The tax consequences for contract owners will depend on the provisions of the variable annuity or variable life insurance contract through which they are invested in the fund. For more information, please consult the accompanying contract prospectus.


[insert graphic of a pyramid]
OVERVIEW

FRANKLIN VALUEMARK FUNDS (THE TRUST) CURRENTLY CONSISTS OF TWENTY-SIX SEPARATE FUNDS, OFFERING A WIDE VARIETY OF INVESTMENT CHOICES. EACH FUND HAS TWO CLASSES OF SHARES, CLASS 1 AND CLASS 2. THE FUNDS ARE ONLY AVAILABLE AS INVESTMENT OPTIONS IN VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACTS. THE ACCOMPANYING CONTRACT PROSPECTUS INDICATES WHICH FUNDS AND CLASSES ARE AVAILABLE TO YOU.

INVESTMENT CONSIDERATIONS

o Each fund has its own investment strategy and risk profile. Generally, the higher the expected rate of return, the greater the risk of loss.

o No single fund can be a complete investment program; consider diversifying your fund choices.

o You should evaluate each fund in relation to your personal financial situation, investment goals, and comfort with risk. Your investment representative can help you determine which funds are right for you.

RISKS

o     There can be no assurance that any fund will achieve its investment goal.

o Because you could lose money by investing in a fund, take the time to read each fund description and consider all risks before investing.

o All securities markets, interest rates, and currency valuations move up and down, sometimes dramatically, and mixed with the good years can be some bad years. Since no one can predict exactly how financial markets will perform, you may want to exercise patience and focus not on short-term market movements, but on your long-term investments goals.

o Fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government. Fund shares involve investment risks, including the possible loss of principal.

MORE DETAILED INFORMATION ABOUT EACH FUND, ITS INVESTMENT POLICIES, AND ITS PARTICULAR RISKS CAN BE FOUND IN THE TRUST'S STATEMENT OF ADDITIONAL INFORMATION (SAI).

MANAGEMENT

The funds' investment managers and their affiliates manage over $228 billion in assets. Franklin Templeton is one of the largest mutual fund organizations in the United States, and offers money management expertise spanning a variety of investment objectives. In 1992, Franklin joined forces with Templeton. The Mutual Advisers team became part of the organization four years later.

o Franklin Advisers, Inc., 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, California, 94403-7777.

o Franklin Advisory Services, LLC, One Parker Plaza, Ninth Floor, Fort Lee, New Jersey, 07024.

o Franklin Mutual Advisers, LLC, 51 John F. Kennedy Parkway, Short Hills, New Jersey, 07078.

o Templeton Asset Management Ltd., 7 Temasek Blvd. #38-03, Suntec Tower One, Singapore, 038987.

o     Templeton Global Advisors Limited, Lyford Cay Nassau, N.P., Bahamas.

o Templeton Investment Counsel, Inc., Broward Financial Centre, Suite 2100, Fort Lauderdale, Florida, 33394.


FUND ACCOUNT INFORMATION

[Insert graphic of paper with lines and someone writing]
 BUYING SHARES

Shares of the fund are sold at net asset value (NAV) to insurance company separate accounts to serve as investment options for variable annuity or variable life insurance contracts. The fund's Board monitors this to be sure there are no material conflicts of interest between the two different types of contract owners. If there were, the Board would take corrective action.

Contract owners' payments will be allocated by the insurance company separate account to purchase shares of the fund, and are subject to any limits or conditions in the contract. Requests to buy shares are processed at the NAV next calculated after we receive the request in proper form. The fund does not issue share certificates.

[Insert graphic of certificate]
 SELLING SHARES

Each insurance company shareholder sells shares of the fund to make benefit or surrender payments or to execute exchanges (transfers) between investment options under the terms of its contracts. Requests to sell shares are processed at the NAV next calculated after we receive the request in proper form.

[Insert graphic of two arrows]
 EXCHANGING SHARES

Contract owners may exchange shares of any one class or fund for shares of other classes or funds through a transfer between investment options available under a variable insurance contract, subject to the terms and any specific limitations on the exchange (or "transfer") privilege described in the contract prospectus.

Frequent exchanges can interfere with fund management or operations and drive up fund costs. To protect shareholders, there are limits on the number and amount of fund exchanges that may be made (please see "Market Timers" below).

[Insert graphic of paper and pen]
 FUND ACCOUNT POLICIES

CALCULATING SHARE PRICE The fund calculates its NAV per share each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. Pacific time). Each class' NAV is calculated by dividing its net assets by the number of its shares outstanding.


The fund's assets are generally valued at their market value. If market prices are unavailable, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value.


Requests to buy and sell shares are processed on any day the fund is open for business at the NAV next calculated after we receive the request in proper form.

STATEMENTS AND REPORTS Contract owners will receive confirmations and account statements that show account transactions. Insurance company shareholders will receive the fund's financial reports every six months. To reduce fund expenses, if you need additional copies, please call
1-800/342-3863.

If there is a dealer or other investment representative of record on the account, he or she will also receive confirmations, account statements and other information about the contract owner's account directly from the contract's administrator.

MARKET TIMERS The fund is not designed for market timers, large or frequent transfers. The fund may restrict or refuse purchases or exchanges by market timers. You will be considered a market timer if you have (i) requested an exchange out of the fund within two weeks of an earlier exchange request, or
(ii) exchanged shares out of the fund more than twice in a calendar quarter, or (iii) exchanged shares equal to at least $5 million, or more than 1% of the fund's net assets, or (iv) otherwise seem to follow a timing pattern. Accounts under common ownership or control are combined for these limits.

ADDITIONAL POLICIES Please note that the fund maintains additional policies and reserves certain rights, including:

o     The fund may refuse any order to buy shares.

o     At any time, the fund may establish or change investment minimums.

o The fund may modify or discontinue the exchange privilege on 60 days' notice to insurance company shareholders.

o In unusual circumstances, we may temporarily suspend redemptions, or postpone the payment of proceeds, as allowed by federal securities laws.

o To permit investors to obtain the current price, insurance companies are responsible for transmitting all orders to the fund promptly.


SHARE CLASSES Each fund has two classes of shares, class 1 and class 2. Each class is identical except that class 2 has a distribution plan or "rule 12b-1" plan which is described in prospectuses offering class 2 shares. In addition, both classes have a "defensive 12b-1 plan" under which no payments are to be made. The defensive plan is described in the SAI.


[Insert graphic of question mark]
 QUESTIONS


More detailed information about the Trust and the fund' account policies can be found in the fund's Statement of Additional Information (SAI). If you have any questions about the fund, you can write to us at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, CA 94403-7777. You can also call us at 1-800/342-3863 or the Valuemark Service Center at 1-800/624-0197. For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.

FOR MORE INFORMATION

The fund is only available as an investment option in variable annuity or variable life insurance contracts. Please consult the accompanying contract prospectus for information about the terms of an investment in a contract.

You can learn more about the fund in the following document:

Statement of Additional Information (SAI)

Contains more information about the fund, its investments, policies, and risks. It is incorporated by reference (is legally a part of this prospectus).

You may obtain a copy of the SAI by contacting your investment representative or by calling us at the number below.


Franklin(R)Templeton(R) 1-800/342-3863


You can also obtain information about the fund by visiting the SEC's Public Reference Room in Washington D.C. (phone 1-800/SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009. You can also visit the SEC's Internet site at http://www.sec.gov.


Investment Company Act file #811-5583





FRANKLIN AGGRESSIVE GROWTH SECURITIES FUND
FRANKLIN(R) VALUEMARK(R) FUNDS

CLASS 1 AND CLASS 2


STATEMENT OF ADDITIONAL INFORMATION
AUGUST 1, 1999
777 MARINERS ISLAND BLVD. P.O. BOX 7777 SAN MATEO, CA 94403-7777
1-800/342-3863


This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the fund's prospectus. The fund's prospectus, dated August 1, 1999, which we may amend from time to time, contains the basic information you should know before investing in the fund. You should read this SAI together with the fund's prospectus.

For a free copy of a current prospectus call 1-800/342-3863.





CONTENTS                                            PAGE

Goals and Strategies of the Aggressive Growth Fund
Risks of the Aggressive Growth Fund
Investment Restrictions
Officers and Trustees
Management and Other Services
Portfolio Transactions
Distributions and Taxes
Organization, Voting Rights and Principal Holders
Pricing Shares
The Underwriter
Performance
Financial Statements
Miscellaneous Information
Description of Bond Ratings

-------------------------------------------------------------------------------
MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:
-------------------------------------------------------------------------------
o ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
o     ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY
   BANK;
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
o     ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF
   PRINCIPAL.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------





FRANKLIN AGGRESSIVE GROWTH SECURITIES FUND (AGGRESSIVE GROWTH FUND)

The fund's investment goal is capital appreciation.

Under normal market conditions, the fund will invest at least 65% of its total assets in equity securities of companies demonstrating accelerating growth, increasing profitability, or above-average growth or growth potential as compared with the overall economy.

CONVERTIBLE SECURITIES Although the fund may invest in convertible securities without limit, it currently intends to limit these investments to no more than 5% of its net assets.

FOREIGN SECURITIES Although the fund may invest in foreign securities, including Depositary Receipts, it intends to limit such investments to 10% of its total assets.

OTHER INVESTMENT POLICIES  The fund may also:

o write covered put and call options, and purchase put and call options, on securities or financial indices. The fund will only buy options if the premiums it paid for such options total 5% or less of its net assets;
o purchase and sell futures contracts or related options with respect to securities, indices, and currencies. The fund will not enter into a futures contract if the amounts paid for its open contracts, including required initial deposits, would exceed 5% of its net assets;
o     invest in restricted or illiquid securities up to 15% of its net assets;
o lend its portfolio securities up to one-third of the value of its total assets; and
o     enter into repurchase, and reverse repurchase agreements.


MORE INFORMATION ABOUT THE KINDS OF SECURITIES THE FUND BUYS

EQUITY SECURITIES The purchaser of an equity security typically receives an ownership interest in the company as well as certain voting rights. The owner of an equity security may participate in a company's success through the receipt of dividends which are distributions of earnings by the company to its owners. Equity security owners may also participate in a company's success or lack of success through increases or decreases in the value of the company's shares as traded in the public trading market for such shares. Equity securities generally take the form of common stock or preferred stock. Preferred stockholders typically receive greater dividends but may receive less appreciation than common stockholders and may have greater voting rights as well. Equity securities may also include warrants or rights. Warrants or rights give the holder the right to purchase a common stock at a given time for a specified price.

CONVERTIBLE SECURITIES A convertible security is generally a preferred stock or debt security that pays dividends or interest and may be converted into common stock. A convertible security may also be subject to redemption by the issuer but only after a specified date and under circumstances established at the time the security is issued. Convertible securities provide a fixed-income stream and the opportunity, through their conversion feature, to participate in the capital appreciation resulting from a market price advance in the convertible security's underlying common stock. The fund intends to invest in liquid convertible securities, but there can be no assurance that they will always be able to do so.

As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because both interest rate and market movements can influence its value, a convertible security is not as sensitive to interest rates as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.

A convertible security is usually issued either by an operating company or by an investment bank. When issued by an operating company, a convertible security tends to be senior to common stock, but subordinate to other types of fixed-income securities issued by that company. When a convertible security issued by an operating company is "converted," the operating company often issues new stock to the holder of the convertible security but, if the parity price of the convertible security is less than the call price, the operating company may pay out cash instead of common stock. The parity price is the price at which the common stock underlying the convertible security may be obtained; the call price is the price of the bond, including any premium related to the conversion feature. If the convertible security is issued by an investment bank, the security is an obligation of and is convertible through the issuing investment bank. The issuer of a convertible security may be important in determining the security's true value. This is because the holder of a convertible security will have recourse only to the issuer.

While the fund uses the same criteria to rate convertible debt securities that it uses to rate more conventional debt securities, a convertible preferred stock is treated like a preferred stock for the fund's financial reporting, credit rating, and investment limitation purposes. A preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. A preferred stock generally has no maturity date, so that its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions from preferred stock are dividends, rather than interest payments, and are usually treated that way for corporate tax purposes.


FOREIGN SECURITIES AND DEPOSITARY RECEIPTS The fund may buy foreign securities traded in the U.S. or directly in foreign markets. The fund may buy American, European, and Global Depositary Receipts. Depositary Receipts are certificates typically issued by a bank or trust company that give their holders the right to receive securities (a) of a foreign issuer deposited in a U.S. bank or trust company (American Depositary Receipts, "ADRs"); or (b) of a foreign or U.S. issuer deposited in a foreign bank or trust company (Global Depositary Receipts, "GDRs" or European Depositary Receipts, "EDRs").


REPURCHASE AGREEMENTS The fund will generally have a portion of its assets in cash or cash equivalents for a variety of reasons including waiting for a special investment opportunity or taking a defensive position. To earn income on this portion of its assets, the fund may enter into repurchase agreements with certain banks and broker dealers. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed upon price and date. Under a repurchase agreement, a fund agrees to buy a U.S. Government security from one of these issuers and then to sell the security back to the issuer after a short period of time (generally, less than seven days) at a higher price. The bank or broker dealer must transfer to the fund's custodian securities with an initial value of 102% of the dollar amount invested by the fund in each repurchase agreement. The manager will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price. Repurchase agreements may involve risks in the event of default or insolvency of the seller, including possible delays or restrictions upon the fund's ability to dispose of the underlying securities. The fund will enter into repurchase agreements only with parties who meet creditworthiness standards approved by the fund's Board, i.e., banks or broker-dealers which have been determined by Advisers to present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.



LOANS OF PORTFOLIO SECURITIES To generate additional income, the fund may lend its portfolio securities to qualified securities dealers or other institutional investors. For each loan, the borrower must maintain with the fund's custodian collateral (consisting of any combination of cash, U.S. Government securities, or irrevocable letters of credit) with a value at least equal to 100% of the current market value of the loaned securities. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. The fund may terminate the loans at any time and obtain the return of the securities loaned within five business days. The fund will continue to receive any interest or dividends paid on the loaned securities and will continue to have voting rights with respect to the securities. However, as with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral should the borrower fail.


OPTIONS, FUTURES, AND OPTIONS ON FUTURES A stock option is a contract that provides the holder the right to buy or sell shares of the stock at a fixed price, within a specified period of time. An option on a stock index is a contract that allows the buyer of the option the right to receive from the seller cash, in an amount equal to the difference between the index's closing price and the options' exercise price. A futures contract is an obligation to buy or sell a specified security or currency at a set price on a specified future date. A stock index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and end of the contract period. Options, futures, and options on futures are considered "derivative securities."

OPTIONS. The fund may buy or write (sell) put and call options on securities listed on a national securities exchange and in the over-the-counter ("OTC") market. All options written by the fund will be covered. The fund may also buy or write put and call options on securities indices and stock indices. Options written by the fund will be for portfolio hedging purposes only.

A call option written by the fund is covered if the fund (a) owns the underlying security that is subject to the call or (b) has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the fund in cash and high grade debt securities in a segregated account with its custodian bank.

A put option written by the fund is "covered" if the fund maintains cash or high grade debt securities with a value equal to the exercise price in a segregated account with its custodian bank. A put is also covered if the fund a put on the same security and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the remaining term of the option, supply and demand, and interest rates.

The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or purchased, in the case of a put option, since with regard to certain options the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the then current market value of the underlying security.

If the writer of an option wants to terminate its obligation, the writer may effect a "closing purchase transaction," by buying an option of the same series as the option previously written. The effect of the purchase is that the clearing corporation will cancel the writer's position. A writer, however, may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, the holder of an option may liquidate its position by effecting a "closing sale transaction," by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

Effecting a closing transaction in the case of a written call option allows a fund to write another call option on the underlying security with either a different exercise price, expiration date or both. In the case of a written put option, a closing transaction allows a fund to write another covered put option. Effecting a closing transaction also allows the cash or proceeds from the sale of any securities subject to the option to be used for other fund investments. If a fund wants to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or at the same time as the sale of the security.

A fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to buy the option. Likewise, a fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to buy the option. Increases in the market price of a call option will generally reflect increases in the market price of the underlying security. As a result, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the fund.

The writing of covered put options involves certain risks. For example, if the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, a fund may elect to close the position or take delivery of the security at the exercise price. The fund's return will be the premium received from the put options minus the amount by which the market price of the security is below the exercise price.

A fund may buy call options on securities it intends to buy in order to limit the risk of a substantial increase in the market price of the security. The fund may also buy call options on securities held in its portfolio and on which it has written call options. A call option gives the option holder the right to buy the underlying securities from the option writer at a stated exercise price. Prior to its expiration, a call option may be sold in a closing sale transaction. Profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction costs.

A fund may buy put options on securities to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option. The ability to buy put options will allow the fund to protect the unrealized gain in an appreciated security in its portfolio without actually selling the security. In addition, the fund continues to receive interest or dividend income on the security. A fund may sell a put option it has previously purchased before the sale of the securities underlying the option. The sale of the option will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid for the put option that is sold. Any gain or loss may be wholly or partially offset by a change in the value of the underlying security which the fund owns or has the right to acquire.

A fund may write covered put and call options and buy put and call options that trade in the OTC market to the same extent that it may engage in exchange traded options. Like exchange traded options, OTC options give the option holder the right to buy, in the case of OTC call options, or sell, in the case of OTC put options, an underlying security from or to the writer at a stated exercise price. OTC options, however, differ from exchange traded options in certain material respects.

OTC options are arranged directly with dealers and not, as is the case with exchange traded options, with a clearing corporation. Thus, there is a risk of non-performance by the dealer. Because there is no exchange, pricing is typically done by reference to information from market makers. OTC options are available for a greater variety of securities, and in a wider range of expiration dates and exercise prices, however, than exchange traded options, and the writer of an OTC option is paid the premium in advance by the dealer.

Call and put options on stock indices are similar to options on securities except, rather than the right to buy or sell stock at a specified price, options on a stock index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying stock index is greater than (or less than, in the case of a put) the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike stock options, all settlements are in cash, and gain or loss depends on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements in individual stocks.

When a fund writes an option on a stock index, the fund will establish a segregated account with its custodian bank containing cash or high-quality fixed-income securities in an amount at least equal to the market value of the underlying stock index. The fund will maintain the account while the option is open or will otherwise cover the transaction.

FINANCIAL FUTURES. The fund may enter into contracts for the purchase or sale of futures contracts based upon financial instruments ("financial futures"). Financial futures contracts are commodity contracts that obligate the long or short holder to take or make delivery of the cash value of a securities index during a specified future period at a specified price. A "sale" of a futures contract means the acquisition of a contractual obligation to deliver the securities called for by the contract at a specified price on a specified date. A "purchase" of a futures contract means the acquisition of a contractual obligation to acquire the securities called for by the contract at a specified price on a specified date. Futures contracts have been designed by exchanges that have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market.

The fund will not engage in transactions in futures contracts or related options for speculation, but only as a hedge against changes resulting from market conditions in the values of its securities or securities that it intends to buy and, to the extent consistent therewith, to accommodate cash flows. A fund will not enter into any stock index or financial futures contract or related option if, immediately thereafter, more than one-third of its total assets would be represented by futures contracts or related options. In addition, a fund may not buy or sell futures contracts or buy or sell related options if, immediately thereafter, the sum of the amount of initial deposits on its existing financial futures and premiums paid on options on financial futures contracts would exceed 5% of its total assets (taken at current value). To the extent a fund enters into a futures contract or related call option, it will maintain with its custodian bank, to the extent required by the rules of the SEC, assets in a segregated account to cover its obligations with respect to such contract which will consist of cash, cash equivalents or high quality debt securities from its portfolio in an amount equal to the market value of such futures contract or related option.

STOCK INDEX FUTURES. The fund may buy and sell stock index futures contracts. A stock index futures contract obligates the seller to deliver (and the buyer to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

The fund may sell stock index futures contracts in anticipation of or during a market decline to attempt to offset a possible decrease in market value of its equity securities. When the fund is not fully invested in stocks and anticipates a significant market advance, it may buy stock index futures in order to gain rapid market exposure that may in part or entirely offset increases in the cost of common stocks that it intends to buy.

OPTIONS ON STOCK INDEX FUTURES. The fund may buy and sell call and put options on stock index futures to hedge against risks of marketside price movements. The need to hedge against these risks will depend on the extent of diversification of the fund's common stock portfolio and the sensitivity of these investments to factors influencing the stock market as a whole.

Call and put options on stock index futures are similar to options on securities except that, rather than the right to buy or sell stock at a specified price, options on a stock index futures contract give the holder the right to receive cash. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option is exercised on the last trading day before the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

FUTURES CONTRACTS FOR SECURITIES. The fund may buy and sell futures contracts for securities and currencies. The fund may also enter into closing purchase and sale transactions with respect to these futures contracts. The fund will engage in futures transactions only for bona fide hedging or other appropriate risk management purposes. All futures contracts entered into by the fund are traded on U.S. exchanges or boards of trade licensed and regulated by the CFTC or on foreign exchanges.

When securities prices are falling, the fund may offset a decline in the value of its current portfolio securities through the sale of futures contracts. When prices are rising, the fund can attempt to secure better prices than might be available when it intends to buy securities through the purchase of futures contracts. Similarly, the fund can sell futures contracts on a specified currency to protect against a decline in the value of that currency and its portfolio securities denominated in that currency. The fund can buy futures contracts on a foreign currency to fix the price in U.S. dollars of a security denominated in that currency that the fund has purchased or expects to buy.

Positions taken in the futures markets are not normally held to maturity, but are liquidated through offsetting transactions that may result in a profit or a loss. While the fund's futures contracts on securities and currencies will usually be liquidated in this manner, the fund may instead make or take delivery of the underlying securities or currencies whenever it appears economically advantageous for it to do so. A clearing corporation associated with the exchange on which futures on securities or currencies are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

To the extent the fund enters into a futures contract, it will maintain with its custodian bank, to the extent required by the rules of the SEC, assets in a segregated account to cover its obligations with respect to the contract. These assets will consist of cash, cash equivalents or high quality debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of the futures contract and the aggregate value of the initial and variation margin payments made by the fund with respect to these futures contracts.

FUTURES CONTACTS - GENERAL. Although futures contracts by their terms call for the actual delivery or acquisition of securities, or the cash value of the index, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities or cash. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. This transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities or cash. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the fund will incur brokerage fees when it buys or sells futures contracts.

FUTURE DEVELOPMENTS The fund may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the fund or which are not currently available but which may be developed, to the extent these opportunities are both consistent with the fund's investment objective and legally permissible for the fund.


ILLIQUID SECURITIES Illiquid securities are generally securities that cannot be sold within seven days in the normal course of business at approximately the amount at which the fund has valued them. Subject to the fund's percentage limitation, the Board has authorized the fund to invest in restricted securities where the investment is consistent with the fund's investment objective and has authorized the securities to be considered liquid, to the extent Advisers determines on a daily basis that there is a liquid institutional or other market for the securities - for example, restricted securities that may be freely transferred among qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, and for which a liquid institutional market has developed. The Board will review any determination by Advisers to treat a restricted security as a liquid security on an ongoing basis, including Advisers' assessment of current trading activity and the availability of reliable price information. In determining whether a restricted security is properly considered a liquid security, Advisers and the Board will take into account the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to buy or sell the security and the number of other potential buyers; (iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). To the extent the fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the fund may be increased if qualified institutional buyers are no longer interested in buying these securities or the market for these securities contracts.


TEMPORARY INVESTMENTS When the manager believes that the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist, it may invest the fund's portfolio in a temporary defensive manner. Under such circumstances, the fund may invest up to 100% of its assets in short-term debt instruments. The fund may also invest its cash, including cash resulting from purchases and sales of fund shares, temporarily in short-term debt instruments. Short-term debt instruments include high-grade commercial paper, repurchase agreements, and other money market equivalents.

RISKS OF THE AGGRESSIVE GROWTH FUND

FOREIGN SECURITIES RISK Investors should consider carefully the substantial risks involved in foreign securities, which are in addition to the usual risks associated with investing in U.S. issuers. These risks can be significantly greater for investments in emerging or developing markets. There is generally less government supervision and regulation of securities exchanges, brokers, dealers and listed companies than in the U.S. The settlement practices of some of the countries in which the fund invests may be cumbersome and result in delays that may affect portfolio liquidity. The fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts. Individual foreign economies may differ favorably or unfavorably from the U.S. economy with respect to growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Securities that are acquired by the fund outside the U.S. and that are publicly traded in the U.S. or on a foreign securities exchange or in a foreign securities market are not considered by the fund to be illiquid assets so long as the fund acquires and holds the securities with the intention of reselling the securities in the foreign trading market, the fund reasonably believes it can readily dispose of the securities for cash in the U.S. or foreign market, and current market quotations are readily available. Investments may be in securities of foreign issuers, whether located in developed or undeveloped countries.

Investments in foreign securities where delivery takes place outside the U.S. will be made in compliance with any applicable U.S. and foreign currency restrictions and tax laws (including laws imposing withholding taxes on any dividend or interest income) and laws limiting the amount and types of foreign investments. Changes in governmental administrations or economic or monetary policies, in the U.S. or abroad, or changes in circumstances in dealings between nations or currency convertibility or exchange rates could result in investment losses for the fund. Investments in foreign securities may also subject the fund to losses due to nationalization, expropriation, holding and transferring assets through foreign subcustodians, depositories and broker-dealers, or differing accounting practices and treatment.

Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. The fund, therefore, may encounter difficulty in obtaining market quotations for purposes of valuing its portfolio and calculating its Net Asset Value. Moreover, investors should recognize that foreign securities are often traded with less frequency and volume and, therefore, may have greater price volatility than is the case with many U.S. securities. Notwithstanding the fact that the fund generally intends to acquire the securities of foreign issuers where there are public trading markets, investments by the fund in the securities of foreign issuers may tend to increase the risks with respect to the liquidity of the fund's portfolio and the fund's ability to meet a large number of shareholder redemption requests should there be economic or political turmoil in a country in which the fund has a substantial portion of its assets invested or should relations between the U.S. and foreign countries deteriorate markedly. Furthermore, the reporting and disclosure requirements applicable to foreign issuers may differ from those applicable to domestic issuers, and there may be difficulties in obtaining or enforcing judgments against foreign issuers.

The fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Some countries in which the fund may invest may also have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluations in the currencies in which the fund's portfolio securities are denominated may have a detrimental impact on the fund. Advisers endeavors to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where from time to time the fund's investments are placed. The exercise of this policy may include decisions to buy securities with substantial risk characteristics and other decisions such as changing the emphasis on investments from one nation to another and from one type of security to another. No assurance can be given that profits, if any, will exceed losses.

Some of the countries in which the fund may invest are considered developing or emerging markets. Investments in these markets are subject to all of the risks of foreign investing generally, and have additional and heightened risks due to a lack of legal, business and social frameworks to support securities markets.

Emerging markets involve additional significant risks, including political and social uncertainty (for example, regional conflicts and risk of war), currency exchange rate volatility, pervasiveness of corruption and crime, delays in settling portfolio transactions and risk of loss arising out of the system of share registration and custody. All of these factors make developing market equity securities' prices generally more volatile than securities issued in developed markets.

RISKS OF OPTIONS, FUTURES AND OPTIONS ON FUTURES The fund's options and futures investments involve certain risks. These risks include, among others, the risks that the effectiveness of an options and futures strategy depends on the degree to which price movements in the underlying index or securities correlate with price movements in the relevant portion of the fund's portfolio. The fund bears the risk that the prices of its portfolio securities will not move in the same amount as the option or future it has purchased, or that there may be a negative correlation that would result in a loss on both the securities and the option or future.

Successful use by the fund of options on securities, stock indexes, stock index futures, financial futures and related options will be subject to Advisers' ability to predict correctly movements in the direction of the securities markets generally or of a particular segment. This requires different skills and techniques than predicting changes in the price of individual stocks.

Adverse market movements could cause the fund to lose up to its full investment in a call option contract and/or to experience substantial losses on an investment in a futures contract. There is also the risk of loss by the fund of margin deposits in the event of bankruptcy of a broker with whom the fund has an open position in a futures contract or option.

Positions in options, futures and related options on futures may be closed out only on an exchange which provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular option or futures contract at any specific time. Thus, it may not be possible to close an option or futures position. The inability to close options or futures positions could also have an adverse impact on the fund's ability to effectively hedge its securities. The fund will enter into an option or futures position only if there appears to be a liquid secondary market for these options or futures.

There can be no assurance that a continuous liquid secondary market will exist for any particular OTC option at any specific time. Consequently, the fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when the fund writes an OTC option, it generally can close out that option before its expiration only by entering into a closing purchase transaction with the dealer to which the fund originally wrote it. If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security until the option expires or the option is exercised. Therefore, a covered call option writer of an OTC option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, a secured put writer of an OTC option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer. Similarly, a buyer of a put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.

The CFTC and the various exchanges have established limits referred to as "speculative position limits" on the maximum net long or net short position which any person may hold or control in a particular futures contract. Trading limits are also imposed on the maximum number of contracts that any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The fund does not believe that these trading and positions limits will have an adverse impact on the fund's strategies for hedging its securities.

The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate trends by Advisers may still not result in a successful transaction.

Futures contracts entail other risks as well. Although the fund believes that the use of these contracts will be beneficial, if Advisers' investment judgment about the general direction of interest rates is incorrect, the fund's overall performance would be poorer than if it had not entered into any futures contract. For example, if the fund has hedged against the possibility of an increase in interest rates which would adversely affect the price of bonds held in its portfolio and interest rates decrease instead, the fund will lose part or all of the benefit of the increased value of its bonds which it has hedged because it will have offsetting losses in its futures positions. In addition, in these situations, if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. These sales may be, but will not necessarily be, at increased prices which reflect the rising market. The fund may have to sell securities at a time when it may be disadvantageous to do so.

The fund's investment in options and futures contracts may be limited by the requirements of the Code for qualification as a regulated investment company and are subject to special tax rules that may affect the amount, timing and character of distributions to you. These securities also require the application of complex and special tax rules and elections. See "Additional Information on Distributions and Taxes" in this SAI for more information.

DERIVATIVE SECURITIES RISK Derivative investments are those whose values are dependent upon the performance of one or more other securities or investments or indices; in contrast to common stock, for example, whose value is dependent upon the operations of the issuer. Option transactions, foreign currency exchange transactions and futures contracts are considered derivative investments. To the extent the fund enters into these transactions, their success will depend upon Advisers' ability to predict pertinent market movements.

INVESTMENT RESTRICTIONS

The Aggressive Growth Fund has adopted the following restrictions as fundamental policies. This means they may only be changed if the change is approved by (i) more than 50% of the fund's outstanding shares or (ii) 67% or more of the fund's shares present at a shareholder meeting if more than 50% of the fund's outstanding shares are represented at the meeting in person or by proxy, whichever is less.


The Aggressive Growth Fund may not:

1. borrow money, except that the fund may borrow money from banks or affiliated investment companies to the extent permitted by the 1940 Act, or any exemptions therefrom which may be granted by the U.S. Securities and Exchange Commission, or for temporary or emergency purposes and then in an amount not exceeding 33-1/3% of the value of the fund's total assets (including the amount borrowed);


2. act as an underwriter except to the extent the fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares;

3. make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies, and (c) to the extent the entry into a repurchase agreement is deemed to be a loan. The fund may also make loans to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom which may be granted by the U.S. Securities and Exchange Commission;

4. purchase or sell real estate and commodities, except that the fund may purchase or sell securities of real estate investment trusts, may purchase or sell currencies, may enter into futures contracts on securities, currencies, and other indices or any other financial instruments, and may purchase and sell options on such futures contracts;


5. issue securities senior to the fund's presently authorized shares of beneficial interest, except that this restriction shall not be deemed to prohibit the fund from (a) making any permitted borrowings, loans, mortgages or pledges, (b) entering into options, futures contracts, forward contracts, repurchase transactions or reverse repurchase transactions, or
   (c) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder, or SEC staff interpretations thereof;

6. concentrate (invest more than 25% of its total assets) in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities of other investment companies); or

7. purchase the securities of any one issuer (other than the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if immediately after such investment (a) more than 5% of the value of the fund's total assets would be invested in such issuer or (b) more than 10% of the outstanding voting securities of such issuer would be owned by the fund, except that up to 25% of the value of the fund's total assets may be invested without regard to such 5% limitations.


If a bankruptcy or other extraordinary event occurs concerning a particular security owned by the fund, the fund may receive stock, real estate, or other investments that the fund would not, or could not, buy. In this case, the fund intends to dispose of the investment as soon as practicable while maximizing the return to shareholders.


Generally, the policies and restrictions discussed in this SAI and in the prospectus apply when the fund makes an investment. In most cases, the fund is not required to sell a security because circumstances change and the security no longer meets one or more of the fund's policies or restrictions. If a percentage restriction or limitation is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities will not be considered a violation of the restriction or limitation.


OFFICERS AND TRUSTEES

The trust has a board of trustees. The board is responsible for the overall management of the trust, including general supervision and review of each fund's investment activities. The board, in turn, elects the officers of the trust who are responsible for administering the trust's day-to-day operations. The board also monitors each fund to ensure no material conflicts exist among share classes, among different insurance companies or between owners of variable annuity and variable life insurance contracts. While none is expected, the board will act appropriately to resolve any material conflict that may arise.

The name, age and address of the officers and board members, as well as their affiliations, positions held with the trust, and principal occupations during the past five years are shown below.

Frank H. Abbott, III (78)
1045 Sansome Street, San Francisco, CA 94111
TRUSTEE


President and Director, Abbott Corporation (an investment company); director or trustee, as the case may be, of 27 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Director, MotherLode Gold Mines Consolidated (gold mining) (until 1996) and Vacu-Dry Co. (food processing) (until 1996).


Harris J. Ashton (67)
191 Clapboard Ridge Road, Greenwich, CT 06830
TRUSTEE

Director, RBC Holdings, Inc. (bank holding company) and Bar-S Foods (meat packing company); director or trustee, as the case may be, of 48 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).


Edward J. Bonach (45)
Allianz Life Insurance Company
1750 Hennepin Avenue, Minneapolis, MN 55403-2195
TRUSTEE

Senior Vice President and Chief Financial Officer, Allianz Life Insurance Company of North America; President and Chief Executive Officer, Canadian American Financial Corporation; and Director, Preferred Life Insurance Company of New York and Life USA Holding, Inc.

Robert F. Carlson (71)
2120 Lambeth Way, Carmichael, CA 95608
TRUSTEE

Member and past President, Board of Administration, California Public Employees Retirement Systems (CALPERS); director or trustee, as the case may be, of nine of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, member and Chairman of the Board, Sutter Community Hospitals, member, Corporate Board, Blue Shield of California, and Chief Counsel, California Department of Transportation.

S. Joseph Fortunato (66)
Park Avenue at Morris County, P.O. Box 1945
Morristown, NJ 07962-1945
TRUSTEE

Member of the law firm of Pitney, Hardin, Kipp & Szuch; and director or trustee, as the case may be, of 50 of the investment companies in the Franklin Templeton Group of Funds.

*Charles B. Johnson (66)
777 Mariners Island Blvd., San Mateo, CA 94404
CHAIRMAN OF THE BOARD AND TRUSTEE

President, Chief Executive Officer and Director, Franklin Resources, Inc.; Chairman of the Board and Director, Franklin Advisers, Inc., Franklin Investment Advisory Services, Inc. and Franklin Templeton Distributors, Inc.; Director, Franklin/Templeton Investor Services, Inc. and Franklin Templeton Services, Inc.; officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in the Franklin Templeton Group of Funds.


*Charles E. Johnson (43)
500 East Broward Blvd., Fort Lauderdale, FL 33394-3091
PRESIDENT AND TRUSTEE

Senior Vice President and Director, Franklin Resources, Inc.; Senior Vice President, Franklin Templeton Distributors, Inc.; President and Director, Templeton Worldwide, Inc.; Chairman and Director, Templeton Investment Counsel, Inc.; Vice President, Franklin Advisers, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of 33 of the investment companies in the Franklin Templeton Group of Funds.


*Rupert H. Johnson, Jr. (58)
777 Mariners Island Blvd., San Mateo, CA 94404
VICE PRESIDENT AND TRUSTEE

Executive Vice President and Director, Franklin Resources, Inc. and Franklin Templeton Distributors, Inc.; President and Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Senior Vice President, Franklin Advisory Services, LLC; Director, Franklin/Templeton Investor Services, Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 52 of the investment companies in the Franklin Templeton Group of Funds.

Frank W.T. LaHaye (70)
20833 Stevens Creek Blvd., Suite 102, Cupertino, CA 95014
TRUSTEE

General Partner, Miller & LaHaye, which is the General Partner of Peregrine Ventures II (venture capital firm); director or trustee, as the case may be, of 27 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Director, Fischer Imaging Corporation (medical imaging systems), Digital Transmission Systems, Inc. (wireless communications) and Director, Quarterdeck Corporation (software firm); and General Partner, Peregrine Associates, which was the General Partner of Peregrine Ventures (venture capital firm).

Gordon S. Macklin (70)
8212 Burning Tree Road, Bethesda, MD 20817
TRUSTEE

Director, Fund American Enterprises Holdings, Inc. (holding company), Martek Biosciences Corporation, MCI WorldCom (information services), MedImmune, Inc. (biotechnology), Spacehab, Inc. (aerospace services) and Real 3D (software); director or trustee, as the case may be, of 48 of the investment companies in the Franklin Templeton Group of Funds; and formerly, Chairman, White River Corporation (financial services) and Hambrecht and Quist Group (investment banking), and President, National Association of Securities Dealers, Inc.

Harmon E. Burns (54)
777 Mariners Island Blvd., San Mateo, CA 94404
VICE PRESIDENT

Executive Vice President and Director, Franklin Resources, Inc., Franklin Templeton Distributors, Inc. and Franklin Templeton Services, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory Services, Inc. and Franklin/Templeton Investor Services, Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 52 of the investment companies in the Franklin Templeton Group of Funds.


Martin L. Flanagan (39)
777 Mariners Island Blvd., San Mateo, CA 94404
VICE PRESIDENT AND CHIEF FINANCIAL OFFICER

Senior Vice President and Chief Financial Officer, Franklin Resources, Inc., Franklin/Templeton Investor Services, Inc. and Franklin Mutual Advisers, LLC, Executive Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice President, Chief Operating Officer and Director, Templeton Investment Counsel, Inc.; Executive Vice President and Chief Financial Officer, Franklin Advisers, Inc.; Chief Financial Officer, Franklin Advisory Services, LLC and Franklin Investment Advisory Services, Inc.; President and Director, Franklin Templeton Services, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of 52 of the investment companies in the Franklin Templeton Group of Funds.


Deborah R. Gatzek (50)
777 Mariners Island Blvd., San Mateo, CA 94404
VICE PRESIDENT AND SECRETARY

Senior Vice President and General Counsel, Franklin Resources, Inc.; Senior Vice President, Franklin Templeton Services, Inc. and Franklin Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Vice President, Franklin Advisory Services, LLC. and Franklin Mutual Advisers,LLC; Vice President, Chief Legal Officer and Chief Operating Officer, Franklin Investment Advisory Services, Inc.; and officer of 53 of the investment companies in the Franklin Templeton Group of Funds.

Diomedes Loo-Tam (60)
777 Mariners Island Blvd., San Mateo, CA 94404
TREASURER AND PRINCIPAL ACCOUNTING OFFICER

Senior Vice President, Franklin Templeton Services, Inc.; and officer of 32 of the investment companies in the Franklin Templeton Group of Funds.


Edward V. McVey (62)
777 Mariners Island Blvd., San Mateo, CA 94404
VICE PRESIDENT

Senior Vice President and National Sales Manager, Franklin Templeton Distributors, Inc.; and officer of 28 of the investment companies in the Franklin Templeton Group of Funds.


*This board member is considered an "interested person" under federal securities laws.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Charles E. Johnson.

The trust pays noninterested board members $675 per month plus $550 per meeting attended. Board members who serve on the audit committee of the trust and other funds in the Franklin Templeton Group of Funds receive a flat fee of $2,000 per committee meeting attended, a portion of which is allocated to the trust. Members of a committee are not compensated for any committee meeting held on the day of a board meeting. Noninterested board members may also serve as directors or trustees of other funds in the Franklin Templeton Group of Funds and may receive fees from these funds for their services. The fees payable to noninterested board members by the trust are subject to reductions resulting from fee caps limiting the amount of fees payable to board members who serve on other boards within the Franklin Templeton Group of Funds. The following table provides the total fees paid to noninterested board members by the trust and by the Franklin Templeton Group of Funds.

                                                    NUMBER OF
                                                    BOARDS IN
                                    TOTAL FEES      THE FRANKLIN
                                    RECEIVED FROM   TEMPLETON
                     TOTAL FEES     THE FRANKLIN    GROUP
                     RECEIVED       TEMPLETON       OF FUNDS
                     FROM THE       GROUP OF        ON WHICH
-------------------------------------------------------------------------------
NAME                 TRUST1 ($)     FUNDS2 ($)      EACH SERVES3

Frank H. Abbott           9,573           159,051             27
Harris Ashton             10,004          361,157             48
Robert F. Carlson         11,142           78,052              9
S. Joseph Fortunato        9,551          367,835             50
Frank W.T. LaHaye         10,123          163,753             27
Gordon Macklin            10,004          361,157             48

1. For the fiscal year ended December 31, 1998. During the period from January 1, 1998 through May 31, 1998, fees at the rate of $550 per month and $182 per board meeting attended were in effect.
2. For the calendar year ended December 31, 1998.
3. We base the number of boards on the number of registered investment companies in the Franklin Templeton Group of Funds. This number does not include the total number of series or funds within each investment company for which the board members are responsible. The Franklin Templeton Group of Funds currently includes 54 registered investment companies, with approximately 163 U.S. based funds or series.

Noninterested board members are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by each fund in the Franklin Templeton Group of Funds for which they serve as director or trustee. No officer or board member received any other compensation, including pension or retirement benefits, directly or indirectly from the fund or other funds in the Franklin Templeton Group of Funds. Certain officers or board members who are shareholders of Franklin Resources, Inc. may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

Board members historically have followed a policy of having substantial investments in one or more of the funds in the Franklin Templeton Group of Funds, as is consistent with their individual financial goals. In February 1998, this policy was formalized through adoption of a requirement that each board member invest one-third of fees received for serving as a director or trustee of a Templeton fund in shares of one or more Templeton funds and one-third of fees received for serving as a director or trustee of a Franklin fund in shares of one or more Franklin funds until the value of such investments equals or exceeds five times the annual fees paid such board member. Investments in the name of family members or entities controlled by a board member constitute fund holdings of such board member for purposes of this policy, and a three year phase-in period applies to such investment requirements for newly elected board members. In implementing such policy, a board member's fund holdings existing on February 27, 1998, are valued as of such date with subsequent investments valued at cost.

MANAGEMENT AND OTHER SERVICES

MANAGERS AND SERVICES PROVIDED Franklin Advisers, Inc. is the manager of the fund, The manager is a wholly owned of Franklin Resources, Inc. (Resources), a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources.

The manager provides investment research and portfolio management services, and selects the securities for the fund to buy, hold or sell. The manager also selects the brokers who execute the fund's portfolio transactions. The manager provides periodic reports to the board, which reviews and supervises the manager's investment activities. To protect the fund, the manager and its officers, directors and employees are covered by fidelity insurance.

The manager and its affiliates manage numerous other investment companies and accounts. The manager may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by the manager on behalf of the fund. Similarly, with respect to the fund, the manager is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that the manager and access persons, as defined by applicable federal securities laws, may buy or sell for its or their own account or for the accounts of any other fund. The manager is not obligated to refrain from investing in securities held by the fund or other funds it manages. Of course, any transactions for the accounts of the manager and other access persons will be made in compliance with the fund's code of ethics.

Under the fund's code of ethics, employees of the Franklin Templeton Group who are access persons may engage in personal securities transactions subject to the following general restrictions and procedures: (i) the trade must receive advance clearance from a compliance officer and must be completed by the close of the business day following the day clearance is granted; (ii) copies of all brokerage confirmations and statements must be sent to a compliance officer; (iii) all brokerage accounts must be disclosed on an annual basis; and (iv) access persons involved in preparing and making investment decisions must, in addition to (i), (ii) and (iii) above, file annual reports of their securities holdings each January and inform the compliance officer (or other designated personnel) if they own a security that is being considered for a fund or other client transaction or if they are recommending a security in which they have an ownership interest for purchase or sale by a fund or other client.


MANAGEMENT FEES  The fund pays the manager a fee equal to an annual rate of:

o     0.500% of the value of net assets up to $500 million;
o 0.400% of the value of net assets over $500 million up to and including $1 billion;
o 0.350% of the value of net assets over $1 billion up to and including $1.5 billion;
o 0.300% of the value of net assets over $1.5 billion up to and including $6.5 billion;
o 0.275% of the value of net assets over $6.5 billion up to and including $11.5 billion;
o 0.250% of the value of net assets over $11.5 billion up to and including $16.5 billion;
o 0.240% of the value of net assets over $16.5 billion up to and including $19 billion;
o 0.230% of the value of net assets over $19 billion up to and including $21.5 billion; and
o     0.220% of the value of net assets over $21.5 billion.

The fee is computed according to the terms of the management agreement. Each class of the fund's shares pays its proportionate share of the fee.


ADMINISTRATOR AND SERVICES PROVIDED Franklin Templeton Services, Inc. (FT Services) provides certain administrative services and facilities for each fund. FT Services has direct agreements with the fund.
The administrative services FT Services provides include preparing and maintaining books, records, and tax and financial reports, and monitoring compliance with regulatory requirements.


ADMINISTRATION FEES The Aggressive Growth Fund pays FT Services a monthly fee equal to an annual rate of 0.20% of the average daily net assets of the fund during the month preceding each month.


DEFENSIVE DISTRIBUTION PLAN The fund's management agreement includes a distribution or "rule 12b-1" plan (the "defensive plan"). No payments are to be made by the fund, however, as a result of the defensive plan. The fund does not make any payments other than those required under its management agreement, the class 2 "rule 12b-1" plan (see "Distribution and service (12b-1) fees" under the section "Underwriter") or as incurred in the ordinary course of business. To the extent payments are still deemed indirectly to be for the financing of any activity primarily intended to result in the sale of shares within the context of rule 12b-1 under the Investment Company Act of 1940, as amended, then such payments shall be deemed to have been made pursuant to the defensive plan. In connection with their approval of the applicable management agreement, the board, including a majority of the non-interested trustees, determined that, in the exercise of their reasonable business judgment and in light of their fiduciary duties, there is a reasonable likelihood that the implementation of the defensive plan will benefit the fund and the Contract Owners whose purchase payments have indirectly been invested in the fund.

SHAREHOLDER SERVICING AND TRANSFER AGENT Franklin/Templeton Investor Services, Inc. (Investor Services) is the fund's shareholder servicing agent and acts as the fund's transfer agent and dividend-paying agent. Investor Services is located at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, CA 94403-7777.

CUSTODIANS Bank of New York, Mutual Funds Division, 90 Washington Street, New York, NY 10286, acts as custodian of the funds' securities and other assets.

AUDITOR PricewaterhouseCoopers LLP, 333 Market Street, San Francisco CA 94105, is the trust's independent auditor. The auditor gives an opinion on the financial statements included in the trust's Annual Report to Shareholders and reviews the trust's registration statement filed with the U.S. Securities and Exchange Commission (SEC).

RESEARCH SERVICES The manager may receive services from various affiliates. The services may include information, analytical reports, computer screening studies, statistical data, and factual resumes pertaining to securities eligible for purchase by the funds. Such supplemental research, when utilized, is subject to analysis by the managers before being incorporated into the investment advisory process.

PORTFOLIO TRANSACTIONS

The manager select brokers and dealers to execute the fund's portfolio transactions in accordance with criteria set forth in the management agreement and any directions that the board may give.

When placing a portfolio transaction, the manager seeks to obtain prompt execution of orders at the most favorable net price. For portfolio transactions on a securities exchange, the amount of commission paid is negotiated between the manager and the broker executing the transaction. The determination and evaluation of the reasonableness of the brokerage commissions paid are based to a large degree on the professional opinions of the persons responsible for placement and review of the transactions. These opinions are based on the experience of these individuals in the securities industry and information available to them about the level of commissions being paid by other institutional investors of comparable size. The manager will ordinarily place orders to buy and sell over-the-counter securities on a principal rather than agency basis with a principal market maker unless, in the opinion of the manager, a better price and execution can otherwise be obtained. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask price.

The manager may pay certain brokers commissions that are higher than those another broker may charge, if the manager determines in good faith that the amount paid is reasonable in relation to the value of the brokerage and research services they receive. This may be viewed in terms of either the particular transaction or the manager's overall responsibilities to client accounts over which they exercise investment discretion. The services that brokers may provide to the manager include, among others, supplying information about particular companies, markets, countries, or local, regional, national or transnational economies, statistical data, quotations and other securities pricing information, and other information that provides lawful and appropriate assistance to the manager in carrying out their investment advisory responsibilities. These services may not always directly benefit the funds. They must, however, be of value to the managers in carrying out its overall responsibilities to its clients.

To the extent a fund invests in bonds or participates in other principal transactions at net prices, the fund incurs little or no brokerage costs. The fund deals directly with the selling or buying principal or market maker without incurring charges for the services of a broker on its behalf, unless it is determined that a better price or execution may be obtained by using the services of a broker.

Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask prices. The funds seek to obtain prompt execution of orders at the most favorable net price. Transactions may be directed to dealers in return for research and statistical information, as well as for special services provided by the dealers in the execution of orders.

It is not possible to place a dollar value on the special executions or on the research services the manager receives from dealers effecting transactions in portfolio securities. The allocation of transactions in order to obtain additional research services allows the manager to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs of other securities firms. As long as it is lawful and appropriate to do so, the manager and its affiliates may use this research and data in their investment advisory capacities with other clients. If the fund's officers are satisfied that the best execution is obtained, the sale of fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, also may be considered a factor in the selection of broker-dealers to execute the fund's portfolio transactions.

Because Franklin Templeton Distributors, Inc. (Distributors) is a member of the National Association of Securities Dealers, Inc., it may sometimes receive certain fees when the fund tenders portfolio securities pursuant to a tender-offer solicitation. To recapture brokerage for the benefit of the fund, any portfolio securities tendered by the fund will be tendered through Distributors if it is legally permissible to do so. In turn, the next management fee payable to the manager will be reduced by the amount of any fees received by Distributors in cash, less any costs and expenses incurred in connection with the tender.

If purchases or sales of securities of a fund and one or more other investment companies or clients supervised by the manager are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the manager, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the fund is concerned. In other cases it is possible that the ability to participate in volume transactions may improve execution and reduce transaction costs to the fund.

Because the fund may, from time to time, invest in broker-dealers, it is possible that a fund will own more than 5% of the voting securities of one or more broker-dealers through whom such fund places portfolio brokerage transactions. In such circumstances, the broker-dealer would be considered an affiliated person of the fund. To the extent that the fund places brokerage transactions through such a broker-dealer at a time when the broker-dealer is considered to be an affiliate of the fund, the fund will be required to adhere to certain rules relating to the payment of commissions to an affiliated broker-dealer. These rules require the fund to adhere to procedures adopted by the board relating to ensuring that the commissions paid to such broker-dealers do not exceed what would otherwise be the usual and customary broker's commissions for similar transactions.

DISTRIBUTIONS AND TAXES

EFFECT OF FOREIGN INVESTMENTS ON DISTRIBUTIONS Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by a fund. Similarly, foreign exchange losses realized by a fund on the sale of debt securities are generally treated as ordinary losses by a fund. These gains when distributed will be treated as ordinary dividends, and any losses will reduce a fund's ordinary income otherwise available for distribution. This treatment could increase or reduce a fund's ordinary income distributions, and may cause some or all of a fund's previously distributed income to be classified as a return of capital.

A fund may be subject to foreign withholding taxes on income from certain of its foreign securities.

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY The fund intends to elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code. As regulated investment companies, the fund generally will pay no federal income tax on the income and gains they distribute. To ensure that individuals holding the Contracts whose assets are invested in the fund will not be subject to federal income tax on distributions made by the fund prior to receipt of payments under the Contracts, each fund intends to comply with the additional requirements of
Section 817(h) of the Internal Revenue Code relating to diversification of its assets. The board reserves the right not to maintain the qualification of the fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, the fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains.

EXCISE TAX DISTRIBUTION REQUIREMENTS To avoid federal excise taxes, the Internal Revenue Code requires a fund to make certain minimum distributions by December 31 of each year. Federal excise taxes will not apply to the fund in a given calendar year, however, if all of its shareholders at all times during the calendar year are segregated asset accounts of life insurance companies where the shares are held in connection with variable products.

INVESTMENT IN COMPLEX SECURITIES The fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a fund are treated as ordinary income or capital gain, accelerate the recognition of income to a fund and/or defer a fund's ability to recognize losses, and, in limited cases, subject the fund to U.S. federal income tax on income from certain of its foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed by the fund.

ORGANIZATION, VOTING RIGHTS AND PRINCIPAL HOLDERS

The fund is a diversified series of Franklin Valuemark Funds (the Trust), an open-end management investment company, commonly called a mutual fund. The Trust was organized as a Massachusetts business trust on April 26, 1988 and is registered with the SEC.

The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. The Agreement and Declaration of Trust, however, contains an express disclaimer of shareholder liability for acts or obligations of the trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of each series' (fund's) assets for any shareholder held personally liable for obligations of that fund or the trust. The Declaration of Trust provides that the trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of a fund or the trust and shall satisfy any judgment thereon. All such rights are limited to the assets of the fund. The Declaration of Trust further provides that the trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the fund as an investment company, as distinguished from an operating company, would not likely give rise to liabilities in excess of the fund's total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to the unlikely circumstance in which both inadequate insurance exists and the fund itself is unable to meet its obligations.


The trust currently offers two classes of shares for each of twenty six series, class 1 and class 2. All shares purchased before the initial offering of class 2 shares on December 28, 1998 are considered class 1 shares. After that date, all shares are designated either class 1 or class 2. Additional classes of shares may be offered in the future. The full title of each series and class is:

Money Market Fund - Class 1
Money Market Fund - Class 2
Growth and Income Fund - Class 1
 (Equity Growth Fund until 05/01/95)
Growth and Income Fund - Class 2
Natural Resources Securities Fund - Class 1
 (Precious Metals Fund until 05/01/97)
Natural Resources Securities Fund - Class 2
Real Estate Securities Fund - Class 1
Real Estate Securities Fund - Class 2
Global Utilities Securities Fund - Class 1
 (Utility Equity Fund until 05/01/98)
Global Utilities Securities Fund - Class 2
High Income Fund - Class 1
High Income Fund - Class 2
Templeton Global Income Securities Fund Class 1
 (Global Income Fund until 05/01/96)
Templeton Global Income Securities Fund Class 2
Income Securities Fund Class 1
Income Securities Fund Class 2
U.S. Government Securities Fund - Class 1
U.S. Government Securities Fund - Class 2
Zero Coupon Fund - 2000 - Class 1
Zero Coupon Fund - 2000 - Class 2
Zero Coupon Fund - 2005 - Class 1
Zero Coupon Fund - 2005 - Class 2
Zero Coupon Fund - 2010 - Class 1
Zero Coupon Fund - 2010 - Class 2
Rising Dividend Fund - Class 1
Rising Dividend Fund - Class 2
Templeton Pacific Growth Fund - Class 1
Templeton Pacific Growth Fund - Class 2
Templeton International Equity Fund - Class 1
Templeton International Equity Fund - Class 2
Templeton Developing Markets Equity Fund - Class 1
Templeton Developing Markets Equity Fund - Class 2
Templeton Global Growth Fund - Class 1
Templeton Global Growth Fund - Class 2
Templeton Global Asset Allocation Fund - Class 1
Templeton Global Asset Allocation Fund - Class 2
Small Cap Fund - Class 1
Small Cap Fund - Class 2
Capital Growth Fund - Class 1
Capital Growth Fund - Class 2
Templeton International Smaller Companies Fund - Class 1
Templeton International Smaller Companies Fund - Class 2
Mutual Discovery Securities Fund - Class 1
Mutual Discovery Securities Fund - Class 2
Mutual Shares Securities Fund - Class 1
Mutual Shares Securities Fund - Class 2
Global Health Care Securities Fund - Class 1
Global Health Care Securities Fund - Class 2
Value Securities Fund - Class 1
Value Securities Fund - Class 2
Franklin Aggressive Growth Securities Fund - Class 1
Franklin Aggressive Growth Securities Fund - Class 2


Shares of each class represent proportionate interests in the fund's assets. On matters that affect the fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the trust for matters that affect the trust as a whole. Additional series may be offered in the future.

The trust has noncumulative voting rights. For board member elections, this gives holders of more than 50% of the shares voting the ability to elect all of the members of the board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the board.

The trust does not intend to hold annual shareholder meetings. The trust or a series of the trust may hold special meetings, however, for matters requiring shareholder approval. A meeting may also be called by the board to consider the removal of a board member if requested in writing by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help shareholders communicate with other shareholders about the removal of a board member. A special meeting may also be called by the board in its discretion. For information regarding voting privileges of Contract Owners, see the insurance company separate account SAI.

As of May 1, 1999, Board members and officers, as a group, owned less than 1%, of record or beneficially, of the outstanding shares of trust.

PRICING SHARES

When they buy and sell shares, the trust's insurance company shareholders pay and receive the net asset value (NAV) per share.

The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding. Each fund follows the procedures described below.

The fund calculates the NAV per share of each class each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. pacific time). The fund does not calculate the NAV on days the New York Stock Exchange (NYSE) is closed for trading, which include New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

When determining its NAV, the fund values cash and receivables at their realizable amounts, and records interest as accrued and dividends on the ex-dividend date. If market quotations are readily available for portfolio securities listed on a securities exchange or on the NASDAQ National Market System, the fund values those securities at the last quoted sale price of the day or, if there is no reported sale, within the range of the most recent quoted bid and ask prices. The fund values over-the-counter portfolio securities within the range of the most recent quoted bid and ask prices. If portfolio securities trade both in the over-the-counter market and on a stock exchange, the fund values them according to the broadest and most representative market as determined by the manager.

The fund values portfolio securities underlying actively traded call options at their market price as determined above. The current market value of any option the fund holds is its last sale price on the relevant exchange before the fund values its assets. If there are no sales that day or if the last sale price is outside the bid and ask prices, the fund values options within the range of the current closing bid and ask prices if the fund believes the valuation fairly reflects the contract's market value

The fund determines the value of a foreign security as of the close of trading on the foreign exchange on which the security is traded or as of the close of trading on the NYSE, if that is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, New York time, on the day the value of the foreign security is determined. If no sale is reported at that time, the foreign security is valued within the range of the most recent quoted bid and ask prices.

Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the close of the NYSE. The value of these securities used in computing the NAV is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the close of the NYSE that will not be reflected in the computation of the NAV. If events materially affecting the values of these securities occur during this period, the securities will be valued at their fair value as determined in good faith by the board.

Other securities for which market quotations are readily available are valued at the current market price, which may be obtained from a pricing service, based on a variety of factors including recent trades, institutional size trading in similar types of securities (considering yield, risk and maturity) and/or developments related to specific issues. Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the board. With the approval of the board, the fund may use a pricing service, bank or securities dealer to perform any of the above described functions.

THE UNDERWRITER

DISTRIBUTORS acts as the principal underwriter in the continuous public offering of the trust's shares.

Distributors is located at 777 Mariners Island Blvd., San Mateo, CA 94404. Distributors pays the expenses of the distribution of fund shares, except to the extent these expenses are borne by the Insurance Companies. These expenses include advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. The trust pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.

Distributors may be entitled to receive payment under the class 2 rule 12b-1 plans, as discussed below. Except as noted below, Distributors receives no other compensation from the trust for acting as underwriter.


DISTRIBUTION AND SERVICE (12B-1) FEES The fund's class 2 has a separate distribution or "rule 12b-1" plan. Under each fund's plan, the fund may pay up to a maximum of 0.35% per year of the average daily net assets attributable to its class 2 shares. The board, however, has set the current rate at 0.25% per year. These fees may be used to compensate Distributors, the Insurance Companies or others for distribution and related services and as a servicing fee.


The terms and provisions of the plans, including terms and provisions relating to required reports, term, and approval, are consistent with rule 12b-1.

In no event shall the aggregate asset-based sales charges, which include payments made under each plan, plus any other payments deemed to be made pursuant to a plan, exceed the amount permitted to be paid under the rules of the National Association of Securities Dealers, Inc.

The plan has been approved in accordance with the provisions of rule 12b-1. The plan is renewable annually by a vote of the board, including a majority vote of the board members who are not interested persons of the trust and who have no direct or indirect financial interest in the operation of the plan, cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such board members be done by the non-interested members of the board. The class 2 plan and any related agreement may be terminated at any time, without penalty, by vote of a majority of the non-interested board members on not more than 60 days' written notice, by Distributors on not more than 60 days' written notice, by any act that constitutes an assignment of a management agreement with a manager, or by vote of a majority of the outstanding shares of the class. Distributors, the Insurance Companies or others may also terminate their respective distribution or service agreement at any time upon written notice.

The class 2 plan and any related agreements may not be amended to increase materially the amount to be spent for distribution expenses without approval by a majority of the outstanding shares of the fund's class, and all material amendments to the plans or any related agreements shall be approved by a vote of the non-interested members of the board, cast in person at a meeting called for the purpose of voting on any such amendment.

Distributors is required to report in writing to the board at least quarterly on the amounts and purpose of any payment made under the plans and any related agreements, as well as to furnish the board with such other information as may reasonably be requested in order to enable the board to make an informed determination of whether the plans should be continued.

PERFORMANCE

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by a fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return and current yield quotations used by a fund are based on the standardized methods of computing performance mandated by the SEC. If a rule 12b-1 plan is adopted, performance figures reflect fees from the date of the plan's implementation. An explanation of these and other methods used by the fund to compute or express performance follows.

Because the trust only offers its shares to Insurance Company separate accounts (Insurance Companies) for use in variable annuity and variable life insurance contracts, to the extent required by SEC rules, the advertised performance of the funds will be displayed no more prominently than standardized performance of the applicable insurance company separate accounts/contracts. For information about how an Insurance Company may advertise such performance, please consult the contract prospectus which accompanies the trust prospectus.

Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.

AVERAGE ANNUAL TOTAL RETURN is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable fund charges and fees. It does NOT, however, include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they had been included, performance would be lower. The following SEC formula will be used to calculate the figures:

P(1+T)n = ERV

where:

P     =    a hypothetical initial payment of $1,000

T     =    average annual total return

n     =    number of years

ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period

CUMULATIVE TOTAL RETURN Like average annual total return, the calculation for cumulative total return assumes income dividends and capital gain distributions are reinvested at net asset value. It does NOT include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. Cumulative total return, however, is based on the actual return for a specified period rather than on the average return over the periods indicated in the annual report.

From time to time, the current yields of the fund may be published in advertisements and communications to Contract Owners. The current yield for each fund will be calculated by dividing the annualization of the income earned by the fund during a recent 30-day period by the net asset value per share at the end of such period. In addition, aggregate, cumulative and average total return information for each fund over different periods of time may also be advertised. Except as stated above, the fund will use the same methods for calculating its performance.

A distribution rate for the fund may also be published in communications preceded or accompanied by a copy of the trust's current prospectus. The fund's current distribution rate will be calculated by dividing the annualization of the total distributions made by the fund during the most recent preceding fiscal quarter by the net asset value per share at the end of such period. The current distribution rate may differ from current yield because the distribution rate will be for a different period of time and may contain items of capital gain and other items of income, while current yield reflects only earned income. Uniformly computed yield and total return figures for each fund will also be published along with publication of its distribution rate.

Hypothetical performance information may also be prepared for sales literature or advertisements. See the appropriate insurance company separate account prospectus and SAI.

VOLATILITY Occasionally statistics may be used to show the fund's volatility or risk. Measures of volatility or risk are generally used to compare the fund's net asset value or performance to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market, as represented by an index considered representative of the types of securities in which the fund invests. A beta of more than 1.00 indicates volatility greater than the market and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average over a specified period of time. The idea is that greater volatility means greater risk undertaken in achieving performance.

COMPARISONS To help you better evaluate how an investment in the fund may satisfy your investment goal, advertisements and other materials about the fund may discuss certain measures of fund performance as reported by various financial publications. Materials may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:

o CONSUMER PRICE INDEX - (or Cost of Living Index), published by the Bureau of Labor Statistics - a statistical measure of change, over time, in the price of goods and services in major expenditures groups.

O CREDIT SUISSE FIRST BOSTON HIGH YIELD (CSFB HY) INDEX - The index is an unmanaged, trader-priced portfolio constructed to mirror the high yield debt market. The index has several modules representing different sectors of the high yield market including a cash paying module, a zerofix module, a pay-in-kind module, and a defaulted module. The modular nature of the index allows customization of data to meet client needs. The index is divided into other categories including industry, rating, seniority, liquidity, market value, security price range, yield range and other sector divisions. The CSFB HY Index follows a total of 250 sectors. CS First Boston has maintained the index since January 1986. While the index is priced and run weekly, monthly returns are typically used for performance attribution.

o FINANCIAL TIMES/ S&P ACTUARIES WORLD (ENERGY 50%/BASIC INDUSTRIES 50%) COMPOSITE INDEX - Franklin Templeton customizes this index using 50% of the Financial Times/S&P Actuaries World Energy Index and 50% of the Financial Times/S&P Actuaries World Basic Industries Index. Both indices are compiled by the Financial Times, Goldman Sachs & Co. and Wood Mackenzie & Co., Ltd. in conjunction with the Institute of Actuaries and the Faculty of Actuaries. The index includes electric utilities, waterworks supply and telephone utilities. The indices are weighted arithmetic averages of the market prices of the elements that make them up. They also adjust for the intervening price changes of these elements.

o FINANCIAL TIMES/ S&P ACTUARIES WORLD UTILITIES INDEX - This index is compiled by the Financial Times, Goldman Sachs & Co. and Wood Mackenzie & Co., Ltd. in conjunction with the Institute of Actuaries and the Faculty of Actuaries. The utilities sector includes electric utilities, waterworks supply, natural gas utilities and telephone companies. The indices are weighted arithmetic averages of the market prices of the elements that make them up. They also adjust for the intervening price changes of these elements. This is a total return index in $U.S.

o INTERNATIONAL FINANCE CORPORATION'S (IFC) INVESTABLE COMPOSITE INDEX - The index tracks the emerging stock markets of three world regions based on market capitalization weighting. Those regions are Latin America, Asia and Europe/Mideast/Africa. As of the end of 12/31/98, the regional weights of the IFC Composite Index were distributed accordingly: Asia, 28%; Latin America, 34%; and Europe/Mideast/Africa, 38%.

o JP MORGAN GLOBAL GOVERNMENT BOND INDEX (UNHEDGED) - The index comprises 13 markets, including Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, Netherlands, Spain, Sweden, the U.K. and the U.S. Each country's weight is determined by the total market capitalization in $U.S. of all the bonds in that country's traded index. The J.P. Morgan Global Government Bond Total Return Index includes only actively traded, fixed-rate bonds with a remaining maturity of one year or longer. The index is unhedged and expressed in terms of $U.S.

o LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX - The index includes securities in the Lehman Brothers Government and Corporate indices. These securities must have at least $100 million par amount outstanding and must be rated investment grade (Baa3 or better) by Moody's Investors Service. If a Moody's rating is not available, the Standard & Poor's or Fitch rating is used. These must be fixed-rate securities, although they can carry a coupon that steps up or changes according to a predetermined schedule, and they must be dollar-denominated and non-convertible.

o LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX - This index includes securities issued by the U.S. government or its agencies with maturities from one up to, but not including, 10 years. These securities must have at least $100 million par amount outstanding and must be rated investment grade (Baa3 or better) by Moody's Investors Service. If a Moody's rating is not available, the Standard & Poor's or Fitch rating is used. These must be fixed-rate securities, although they can carry a coupon that steps up or changes according to a predetermined schedule, and they must be dollar-denominated and non-convertible.

O LIPPER GROWTH & INCOME FUNDS OBJECTIVE AVERAGE - This is an equally weighted average calculation of performance figures for all funds within the Lipper Growth and Income Funds Objective Category, which is defined as all mutual funds that combine a growth of earnings orientation and an income requirement for level and/or rising dividends. As of 9/23/98, there were 30 funds in this category.

o LIPPER INCOME FUNDS OBJECTIVE AVERAGE - This is an equally weighted average calculation of performance figures for all funds within the Lipper Income Funds Objective Category, which is defined as all mutual funds that normally seek a high level of current income through investing in income-producing stocks, bonds and money market instruments. As of 12/31/98, there were 99 funds in this category.

o MERRILL LYNCH TREASURY ZERO COUPON 1-, 5-, 10-, 20-YEAR BOND TOTAL RETURN INDICES - The indices include zero coupon bonds that pay no interest and are issued at a discount from redemption price.

o MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) ALL COUNTRY WORLD FREE INDEX - The index represents both developed and emerging markets around the world. "Free" in the title reflects the actual buying opportunities for global investors by taking into account local market restrictions on share ownership by foreigners. The MSCI indices define the local market for each country by constructing a matrix of all listed securities, sorting the matrix by industry, and seeking to capture 60% of the market capitalization for each group by selecting the most investable stocks in each industry. The index applies full market capitalization weights to each included stock.

O MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) ALL COUNTRY - WORLD EX-U.S. FREE INDEX - The index comprises 48 countries around the world, both developed and emerging markets, except the U.S. "Free" in the title reflects the actual buying opportunities for global investors by taking into account local market restrictions on share ownership by foreigners. The MSCI indices define the local market for each country by constructing a matrix of all listed securities, sorting the matrix by industry, and seeking to capture 60% of the market capitalization for each group by selecting the most investable stocks in each industry. The index applies full market capitalization weights to each included stock.

O MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EMERGING MARKETS FREE INDEX - This is a market capitalization-weighted equity index comprising 26 of the 48 countries in the MSCI universe. "Free" denotes investment opportunities in the developing world available to foreign investors. EMF performance data is calculated in $US and local currency. The MSCI indices define the local market for each country by constructing a matrix of all listed securities, sorting the matrix by industry, and seeking to capture 60% of the market cap for each group by selecting the most investable stocks in each industry. The index applies full market cap weights to each included stock.

o MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) PACIFIC INDEX - The index comprises five developed market countries or regions in the Pacific:
Australia, Hong Kong, Japan, New Zealand and Singapore. The MSCI indices define the local market for each country by constructing a matrix of all listed securities, sorting the matrix by industry, and seeking to capture 60% of the market capitalization for each group by selecting the most investable stocks in each industry. The index applies full market capitalization weights to each included stock.

O MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX - The index comprises the developed markets of 23 countries around the world. The MSCI indices define the local market for each country by constructing a matrix of all listed securities, sorting the matrix by industry, and seeking to capture 60% of the market cap for each group by selecting the most investable stocks in each industry. The index applies full market cap weights to each included stock.

o RUSSELL 1000 INDEX - Published by Frank Russell Company, the index measures the performance of the 1,000 largest companies in the Russell 3000 Index, representing 89% of the market capitalization of the Russell 3000. The Russell 3000 contains the 3,000 largest companies incorporated in the U.S. and its territories. As of the latest reconstitution, the average market capitalization of the companies in the Russell 1000 was approximately $9.9 billion; the median market capitalization was approximately $3.7 billion. The smallest company in the index had an approximate market capitalization of $1,404.7 million.

o RUSSELL 2500 INDEX - Published by Frank Russell Company, the index measures the performance of the 2,500 smallest companies in the Russell 3000 Index, representing approximately 22% of the total market capitalization of the companies in the Russell 3000. The Russell 3000 contains the 3,000 largest companies incorporated in the U.S. and its territories. As of the latest reconstitution, the average market capitalization of the Russell 2500 was approximately $931 million; the median market capitalization was approximately $630 million. The largest company in the index had an approximate market capitalization of $3.7 billion.

o SALOMON GLOBAL EX-U.S. LESS THAN $1 BILLION INDEX - This is a total-capitalization weighted index that includes all developed and emerging countries, except the U.S., and includes companies with a total market capitalization below U.S. $1 billion.

o SALOMON WORLD EX-U.S. EXTENDED MARKET INDEX (EMI) - This is a comprehensive float-weighted equity index consisting of every company with an investable market capitalization of over $100 million in 22 countries, except the U.S. The broad market index (BMI) is segregated into the primary market index
(PMI) and extended market index (EMI), consisting of large and small capitalization issues, respectively.

o STANDARD & POOR'S 500 (S&P 500) - The S&P 500 consists of 500 widely held domestic common stocks, consisting of four broad sectors: industrials, utilities, financials and transportation. It is a market value-weighted index, where the stock price is multiplied by the number of shares outstanding, with each stock affecting the index in proportion to its market value. This index, calculated by Standard & Poor's, is a total return index with dividends reinvested.

o STANDARD & POOR'S HEALTH CARE COMPOSITE INDEX - This is a capitalization-weighted index of all of the stocks in the Standard & Poor's 500 that are involved in the business of health care related products or services. The index was developed with a base level of 100 as of January 14, 1987.

o WILSHIRE MID CAP COMPANY GROWTH INDEX - This index overlaps the top 750 and the next 1,750 of Wilshire Asset Management's Wilshire 2500 universe (the top 2,500 companies and 99% of the market capitalization of the Wilshire 5000). Wilshire includes companies that have market capitalizations ranging from $300 million to $1.3 billion. The portfolio contains from 125-500 securities.

O WILSHIRE REAL ESTATE SECURITIES INDEX - This is a market capitalization-weighted index of publicly traded real estate securities, such as real estate investment trusts (REITs), Real Estate Operating Companies (REOCs) and partnerships. The index is composed of companies whose charter is the equity ownership and operation of commercial real estate. The index rebalances monthly and returns are calculated on a buy-and-hold basis.

o WILSHIRE SMALL COMPANY VALUE INDEX - The index is created by screening the bottom 1,750 large companies of Wilshire Asset Management's Wilshire 2500 universe (the top companies and 99% of the market capitalization of the Wilshire 5000). These companies have market capitalizations of at least $70 million. Wilshire excludes companies with high price/earnings ratios, low yields, or high price/book ratios. The portfolio contains from 125-500 securities.

o DOW JONES(R) COMPOSITE AVERAGE AND ITS COMPONENT AVERAGes - This is a price-weighted average of 65 stocks that trade on the New York Stock Exchange. The average is a combination of the Dow Jones Industrial Average (30 blue-chip stocks that are generally leaders in their industry), the Dow Jones Transportation Average (20 transportation stocks), and the Dow Jones Utilities Average (15 utility stocks involved in the production of electrical energy).

O THE NEW YORK STOCK EXCHANGE COMPOSITE OR COMPONENT INDICES - This is an unmanaged index of all industrial, utilities, transportation, and finance stocks listed on the NYSE.

o WILSHIRE 5000 EQUITY INDEX - This represents the return on the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

o LIPPER - MUTUAL FUND PERFORMANCE ANALYSIS - This measures total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

o CDA MUTUAL FUND REPORT, published by CDA Investment Technologies, Inc. - This analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

o MUTUAL FUND SOURCE BOOK, published by Morningstar, Inc. - This analyzes price, yield, risk, and total return for mutual funds.

o Financial publications: THE WALL STREET JOURNAL, AND BUSINESS WEEK, FINANCIAL WORLD, FORBES, FORTUNE, AND MONEY magazines - provide performance statistics over specified time periods.

o STOCKS, BONDS, BILLS, AND INFLATION, published by Ibbotson Associates - historical measure of yield, price, and total return for common and small company stock, long-term government bonds, Treasury bills, and inflation.

O SAVINGS AND LOAN HISTORICAL INTEREST RATES - as published in the U.S. Savings & Loan League Fact Book.

o Historical data supplied by the research departments of CS First Boston Corporation, the J. P. Morgan companies, Salomon Brothers, Merrill Lynch, Lehman Brothers and Bloomberg L.P.

O MORNINGSTAR - information published by Morningstar, Inc., including Morningstar proprietary mutual fund ratings. The ratings reflect
Morningstar's assessment of the historical risk-adjusted performance of a fund over specified time periods relative to other funds within its category.

o SALOMON BROTHERS BROAD BOND INDEX OR ITS COMPONENT INDICES - This measures yield, price and total return for Treasury, agency, corporate and mortgage bonds.

o LEHMAN BROTHERS AGGREGATE BOND INDEX OR ITS COMPONENT INDICES - This measures yield, price and total return for Treasury, agency, corporate, mortgage and Yankee bonds.

o SALOMON BROTHERS COMPOSITE HIGH YIELD INDEX OR ITS COMPONENT INDICES - This measures yield, price and total return for the Long-Term High-Yield Index, Intermediate-Term High-Yield Index, and Long-Term Utility High-Yield Index.

o The manager's and its affiliates' market share of international equities managed in mutual funds prepared or published by Strategic Insight or a similar statistical organization.

o The gross national product and populations, including age characteristics, literacy rates, foreign investment improvements due to a liberalization of securities laws and a reduction of foreign exchange controls, and improving communication technology, of various countries as published by various statistical organizations.

o Rankings by DALBAR Surveys, Inc. with respect to mutual fund shareholder services.

o Allegorical stories illustrating the importance of persistent long-term investing.

o A description of the Templeton organization's investment management philosophy and approach, including its worldwide search for undervalued or "bargain" securities and its diversification by industry, nation and type of stocks or other securities.

o Comparison of the characteristics of various emerging markets, including population, financial and economic conditions.

o Quotations from the Templeton organization's founder, Sir John Templeton,* advocating the virtues of diversification and long-term investing.

*Sir John Templeton sold the Templeton organization to Franklin Resources, Inc. in October 1992 and resigned from the board on April 16, 1995. He is no longer involved with the investment management process.

From time to time, advertisements or information for a fund may include a discussion of certain attributes or benefits to be derived from an investment in the fund. The advertisements or information may include symbols, headlines, or other material that highlights or summarizes the information discussed in more detail in the communication.

Advertisements or information may also compare a fund's performance to the return on certificates of deposit (CDs) or other investments. You should be aware, however, that an investment in the fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. For example, as the general level of interest rates rise, the value of the fund's fixed-income investments, if any, as well as the value of its shares that are based upon the value of such portfolio investments, can be expected to decrease. Conversely, when interest rates decrease, the value of the fund's shares can be expected to increase. CDs are frequently insured by an agency of the U.S. government. An investment in the fund is not insured by any federal, state or private entity.

In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to the fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the fund to calculate its figures. In addition, there can be no assurance that the fund will continue its performance as compared to these other averages.

MISCELLANEOUS INFORMATION


The Information Services & Technology division of Franklin Resources, Inc. (Resources) established a Year 2000 Project Team in 1996. This team has already begun making necessary software changes to help the computer systems that service the fund and its shareholders to be Year 2000 compliant. After completing these modifications, comprehensive tests are conducted in one of Resources' U.S. test labs to verify their effectiveness. Resources continues to seek reasonable assurances from all major hardware, software or data-services suppliers that they will be Year 2000 compliant on a timely basis. Resources is also beginning to develop a contingency plan, including identification of those mission critical systems for which it is practical to develop a contingency plan. However, in an operation as complex and geographically distributed as Resources' business, the alternatives to use of normal systems, especially mission critical systems, or supplies of electricity or long distance voice and data lines are limited.


DESCRIPTION OF BOND RATINGS

CORPORATE BOND RATINGS

MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger.

A - Bonds rated A possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered medium-grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have predominantly speculative elements and their future cannot be considered well assured. Often the protection of interest and principal payments is very moderate and, thereby, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds rated Caa are of poor standing. These issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds rated Ca represent obligations that are speculative to a high degree. These issues are often in default or have other marked shortcomings.

C - Bonds rated C are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond ratings. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S CORPORATION (S&P)

AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and, in the majority of instances, differ from AAA issues only in a small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC - Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While these bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties or major risk exposures to adverse conditions.

C - Bonds rated C are typically subordinated debt to senior debt that is assigned an actual or implied CCC- rating. The C rating may also reflect the filing of a bankruptcy petition under circumstances where debt service payments are continuing. The C1 rating is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.

Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

COMMERCIAL PAPER RATINGS

MOODY'S

Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

P-1 (Prime-1): Superior capacity for repayment.

P-2 (Prime-2): Strong capacity for repayment.

S&P

S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety, as follows:

A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.

A-2: Capacity for timely payment on issues with this designation is strong. The relative degree of safety, however, is not as overwhelming as for issues designated A-1.

A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.





             FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                      (formerly Franklin Valuemark Funds)
                         File Nos. 33-23493 & 811-5583

                                   FORM N-1A
                                    PART C
                               OTHER INFORMATION

ITEM 23.   EXHIBITS

The following exhibits are incorporated by reference to the previously filed documents indicated below, except as noted:

      (a)  Articles of Incorporation.

          (i)   Agreement and Declaration of Trust dated April 20, 1988
                Filing: Post-Effective Amendment No. 16 to Registration Statement on Form N-1A
                File No. 33-23493
                Filing Date: August 19, 1995
          (ii) Certificate of Amendment of Agreement and Declaration of Trust dated October 21, 1988
                Filing: Post-Effective Amendment No. 16 to Registration Statement on Form N-1A
                File No. 33-23493
                Filing Date: August 19, 1995
          (iii) Certificate of Amendment of Agreement and Declaration of Trust
                Filing:  Post-Effective Amendment No.26
                File No. 33-23493
                Filing Date:  November 30, 1998

      (b)  By-Laws.

          (i)   By-Laws
                Filing: Post-Effective Amendment No. 16 to Registration Statement on Form N-1A
                File No. 33-23493
                Filing Date: August 19, 1995
          (ii)  Certificate of Amendment of By-Laws dated May 16, 1995
                Filing: Post-Effective Amendment No. 16 to
                Registration Statement on Form N-1A
                File No. 33-23493
                Filing Date: August 19, 1995

      (c)  Instruments Defining Rights Of Security Holders

                Not Applicable

      (d)  Investment Advisory Contracts.

          (i) Management Agreement between the Fund and Franklin Advisers,Inc. dated January 24, 1989
                Filing: Post-Effective Amendment No. 16 to Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date: August 19, 1995
          (ii)  Addendum to Investment Management Agreement dated March 14, 1989
                Filing: Post-Effective Amendment No. 16 to Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date: August 19, 1995
          (iii) Management Agreement between the Fund, on Behalf of International Equity Fund and Pacific Growth Fund, and Franklin Advisers, Inc. dated January 22, 1992
                Filing: Post-Effective Amendment No. 16 to Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date: August 19, 1995
          (iv) Subadvisory Agreement between Franklin Advisers, Inc. and Templeton Investment Counsel, Inc. dated January 1, 1993
                Filing: Post-Effective Amendment No. 16 to Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date: August 19, 1995
          (v) Management Agreement between the Fund on Behalf of Franklin Rising Dividends Fund, and Franklin Advisory Services, Inc. dated July 1, 1996
                Filing: Post-Effective Amendment No. 20 to Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date: August 30, 1996
          (vi) Investment Management Agreement between the Fund, on behalf of the Templeton Global Global Growth, and Templeton, Galbraith & Hansberger Ltd. dated March 15, 1994
                Filing: Post-Effective Amendment No. 16 to
                Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date: August 19, 1995
          (vii) Subadvisory Agreement between Franklin Advisers, Inc. and Templeton Investment Counsel, on behalf of Global Income Fund dated August 1, 1994
                Filing: Post-Effective Amendment No. 16 to Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date: August 19, 1995
     (viii) Investment Management Agreement between the Fund, on behalf of Templeton Global Asset Allocation Fund, and Templeton
                Galbraith & Hansberger, Ltd. dated April 19, 1995
                Filing: Post-Effective Amendment No. 16 to Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date: August 19, 1995
          (ix) Subadvisory Agreement between Templeton Galbraith & Hansberger, Ltd. and Templeton Investment Counsel, Inc., on behalf of Templeton Global Asset Allocation Fund dated April 19, 1995
                Filing: Post-Effective Amendment No. 16 to Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date: August 19, 1995
          (x) Management Agreement between the Fund, on Behalf of Small Cap Fund dated October 11, 1995
                Filing: Post-Effective Amendment No. 20 to Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date:  August 30, 1996
          (xi) Investment Management Agreement between the Fund, on behalf of Templeton Developing Markets Equity Fund, dated October 1, 1995
                Filing: Post-Effective Amendment No. 17 to Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date: October 27, 1995
          (xii) Investment Management Agreement between the Fund, on behalf of International Companies Fund and Templeton Investment Counsel, Inc. dated January 18, 1996
                Filing: Post-Effective Amendment No. 18 to Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date: February 14, 1996
     (xiii) Management Agreement between the Fund, on behalf of Capital Growth Fund and Franklin Advisers, Inc. dated January 18, 1996
                Filing: Post-Effective Amendment No. 18 to Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date: February 14, 1996
          (xiv) Amendment to Management Agreement between the Fund and Franklin Advisers, Inc. dated August 1, 1995
                Filing: Post-Effective Amendment No. 20 to Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date: August 30, 1996
          (xv) Management Agreement between the Fund, on Behalf of Mutual Discovery Securities Fund and Mutual Shares Securities Fund, and Franklin Mutual Advisers, Inc. dated October 18, 1996
                Filing: Post-Effective Amendment No. 22 to Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date: February 28, 1997
          (xvi) Management Agreement between the Fund, on behalf of Global Health Care Securities Fund dated December 9, 1997
                Filing: Post-Effective Amendment No. 23 to Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date: February 28, 1998
     (xvii) Management Agreement between the Fund, on behalf of Value Securities Fund dated December 9, 1997
                Filing: Post-Effective Amendment No. 23 to Registration Statement of Fund on Form N-1A
                File No. 33-23493
                Filing Date: February 28, 1998
     (xviii) Amendment to Investment Management Agreement between the Fund, on behalf of Templeton Developing Markets Equity Fund, and Templeton Asset Management Ltd. dated October 1, 1995
                Filing: Post-Effective Amendment No.23 to Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date: February 12, 1998
          (xix) Addendum to Investment Management Agreement between the Fund, on behalf of Templeton Developing Markets Equity Fund, and Templeton Asset Management Ltd. dated December 9, 1997
                Filing: Post-Effective Amendment No.24 to Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date: April 30, 1998
          (xx) Investment Advisory Agreement between the Fund, on behalf of Franklin Aggressive Growth Securities Fund, and Franklin Advisers, Inc. dated July 15, 1999

      (e)  Underwriting Contracts.

                (i) Distribution Agreement between the Fund and
                Franklin/Templeton Distributors, Inc.
                Filing:  Post Effective Amendment No.26
                File No. 33-23493
                Filing Date:  November 30, 1998

      (f)  Bonus Or Profit Sharing Contracts.

                Not Applicable

      (g)  Custodian Agreements.

          (i) Foreign Exchange Netting Agreement between Franklin Valuemark Funds, on behalf of the International Equity Fund, and Morgan Guaranty Trust Company of New York, dated March 19, 1992
                Filing: Post-Effective Amendment No. 16 to Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date:  August 19, 1995
          (ii) Foreign Exchange Netting Agreement between Franklin Valuemark Funds, on behalf of the Pacific Growth Fund, and Morgan Guaranty Trust Company of New York, dated March 19, 1992
                Filing: Post-Effective Amendment No. 16 to Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date:  August 19, 1995
          (iii) Custody Agreement between the Fund, on behalf of the Templeton Developing Markets Equity Fund and the Templeton Global Growth Fund, and The Chase Manhattan Bank, N.A. dated March 15, 1994
                Filing: Post-Effective Amendment No. 16 to Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date:  August 19, 1995
          (iv) Master Custody Agreement between the Fund and the Bank of New York, dated February 16, 1996
                Filing: Post-Effective Amendment No. 19 to Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date: April 24, 1996
          (v) Terminal Link Agreement between the Fund and Bank of New York dated February 16, 1996.
                Filing: Post-Effective Amendment No. 19 to Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date: April 24, 1996
          (vi) Amendment to Global Custody Agreement between the Fund and The Chase Manhattan Bank, N.A. dated April 1, 1996
                Filing: Post-Effective Amendment No. 23 to Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date: April 29, 1997
          (vii) Amendment to Master Custody Agreement between the Fund and the Bank of New York, dated April 1, 1996
                Filing: Post-Effective Amendment No. 23 to Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date: April 29, 1997
     (viii) Letter Agreement between the Fund and the Bank of New York, dated April 22, 1996
                Filing: Post-Effective Amendment No. 19 to Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date: April 24, 1996
          (ix) Custody Agreement between the Fund, on behalf of Mutual Discovery Securities Fund and Mutual Shares Securities Fund,
                and the State Street Bank and Trust Company dated November 8,
                1996
                Filing: Post-Effective Amendment No. 23 to Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date: April 29, 1997

      (h)  Other Material Contracts.

          (i) Fund Administration Agreement between the Fund, on behalf of International Smaller Companies Fund, and Franklin Templeton Services, Inc., dated October 1, 1996
                Filing: Post-Effective Amendment No. 22 to Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date: February 28, 1997
          (ii) Fund Administration Agreement between the Fund on behalf of Templeton Global Asset Allocation Fund, and Franklin Templeton Services, Inc. dated October 1, 1996
                Filing: Post-Effective Amendment No. 22 to Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date: February 28, 1997
          (iii) Fund Administration Agreement between the Fund, on behalf of Mutual Discovery Securities Fund and Mutual Shares Securities Fund, and Franklin Templeton Services, Inc., dated October 18, 1996
                Filing: Post-Effective Amendment No. 22 to Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date: February 28, 1997
          (iv) Fund Administration Agreement between the Fund, on behalf of Value Securities Fund Dated December 9, 1997
                Filing: Post-Effective Amendment No. 23 to Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date: February 28, 1998
          (v) Fund Administration Agreement between the Fund, on behalf of Global Health Care Securities Fund dated December 9, 1997
                Filing: Post-Effective Amendment No. 23 to Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date: February 28, 1998
          (vi) Fund Administration Agreement between the Fund, on behalf of Franklin Aggressive Growth Securities Fund, and Franklin Templeton Services, Inc. dated July 15, 1999

      (i)  Legal Opinion.

          (i)   Legal Opinion, Securities Act of 1933, dated February 5, 1999
                Filing: Post Effective Amendment No. 27 to Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date:  February 25, 1999

      (j)  Other Opinions.

                Not applicable

      (k)  Omitted Financial Statements.

                Not Applicable

      (l)  Initial Capital Agreement.

          (i)   Letter of Understanding dated April 11, 1995
                Filing: Post-Effective Amendment No. 16 to Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date: August 19, 1995
          (ii)  Letter of Understanding dated September 12, 1995
                Filing: Post-Effective Amendment No. 17 to Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date: October 27, 1996
          (iii) Letter of Understanding dated April 4, 1996
                Filing: Post-Effective Amendment No. 19 to Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date: April 24, 1996
          (iv)  Letter of Understanding dated October 21, 1996
                Filing: Post-Effective Amendment No. 21 to Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date: October 31, 1996
          (v)   Letter of Understanding dated April 23, 1998
                Filing: Post-Effective Amendment No. 24 to Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date: April 30, 1998

       (m) Rule 12b-1 Plan

           (i) Class 2 Distribution Plan pursuant to Rule 12b-1for all series of the Fund
                 Filing:  Post Effective Amendment No.26
                 File No. 33-23493
                 Filing Date  November 30, 1998
(ii)  Class 2 Distribution Plan for Franklin Aggressive Growth Securities Fund


      (o)  Rule 18F-3Plan.

          (i)   Multiple Class Plan for all series of the Fund
                Filing:  Post Effective Amendment No.26
                File No. 33-23493
                Filing Date  November 30, 1998
(ii)  Multiple Class Plan for Franklin Aggressive Growth Securities Fund

      (p)  Power of Attorney

(i)   Power of Attorney dated July 15, 1999

      (n)  Exhibit 27 - Financial Data Schedules.

                not applicable


Item 24.        PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

                None

Item 25.        INDEMNIFICATION

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Fund pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a Trustee, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.   BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

      (i) The officers and directors of the Fund's investment advisers also serve as officers and/or directors or trustees for (1) the corporate parent of Franklin Advisers, Inc., (" Advisers" ) the investment manager of 17 of the Fund's series, Franklin Resources, Inc. (" Resources" ), and/or (2) other investment companies in the Franklin Templeton Group of Funds. For additional information, please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

      (ii) Templeton Investment Counsel, Inc.

Templeton Investment Counsel, Inc. (" TICI" ), an indirect, wholly owned subsidiary of Resources, serves as adviser to the International Smaller Companies Fund and as sub-adviser to certain of the Funds, furnishing to Advisers and to Templeton Global Advisers Limited in that capacity portfolio management services and investment research. For additional information please see Part B and Schedules A and D of Form ADV of TICI (SEC File 801-15125), incorporated herein by reference, which set forth the officers and directors of TICI and information as to any business, profession, vocation of employment of a substantial nature engaged in by those officers and directors during the past two years.

      (iii)Templeton Global Advisers Limited, formerly known as Templeton Galbraith and Hansberger Ltd.

Templeton Global Advisers Limited (" Templeton Nassau" ), an indirect, wholly owned subsidiary of Resources, serves as investment manager to Templeton Global Growth Fund and Templeton Global Asset Allocation Fund. For additional information please see Part B and Schedules A and D of Form ADV of Templeton Nassau (SEC File 801-42343), incorporated herein by reference, which set forth the officers and directors of Templeton Nassau and information as to any business, profession, vocation of employment of a substantial nature engages in by those officers and directors during the past two years.

      (iv) Templeton Asset Management Ltd., formerly known as Templeton Investment Management (Singapore) Pte Ltd.

Templeton Asset Management (" Templeton Singapore" ), an indirect, wholly owned subsidiary of Resources, serves as investment manager to Templeton Developing Markets Equity Fund. For information please see Part B and Schedules A and D of Form ADV of Templeton Singapore (SEC File 801-46997), incorporated herein by reference, which set forth the officers and directors of Templeton Singapore and information as to any business, profession, vocation of employment of a substantial nature engaged in by those officers and directors during the past two years.

      (v) Franklin Advisory Services, LLC, formerly Franklin Advisory Services, Inc.

Franklin Advisory Services, LLC (" Franklin New Jersey" ), an indirect, wholly owned subsidiary of Resources, serves as investment manager to the Rising Dividends Fund and Value Securities Fund. For information please see Part B and Schedules A and D of Form ADV of Franklin New Jersey (SEC File 801-51967), incorporated herein by reference, which set forth the officers and directors of Franklin New Jersey and information as to any business, profession, vocation of employment of a substantial nature engaged in by those officers and directors during the past two years.

      (vi) Franklin Mutual Advisers, LLC, formerly Franklin Mutual Advisers,
Inc.

Franklin Mutual Advisers, LLC (" Mutual Advisers" ), an indirect, wholly owned subsidiary of Resources, serves as investment manager to the Mutual Discovery Growth Fund and the Mutual Series Securities Fund. For information please see Part B and Schedules A and D of Form ADV of Mutual Advisers (SEC File 801-53068), incorporated herein by reference, which set forth the officers and directors of Mutual Advisers and information as to any business, profession, vocation of employment of a substantial nature engaged in by those officers and directors during the past two years.

ITEM 27.   PRINCIPAL UNDERWRITERS

a) Franklin/Templeton Distributors, Inc., ("Distributors") also acts as principal underwriter of shares of:

Franklin Asset Allocation Fund
Franklin California Tax-Free Income Fund, Inc.
Franklin California Tax-Free Trust
Franklin Custodian Funds, Inc.
Franklin Equity Fund
Franklin Federal Money Fund
Franklin Federal Tax-Free Income Fund
Franklin Floating Rate Trust
Franklin Gold Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Money Fund
Franklin Mutual Series Fund Inc.
Franklin Municipal Securities Trust
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Exempt Money Fund
Franklin Tax-Free Trust
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Value Investors Trust
Institutional Fiduciary Trust

Templeton Capital Accumulator Fund, Inc.
Templeton Developing Markets Trust
Templeton Funds, Inc.
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Real Estate Fund
Templeton Global Smaller Companies Fund, Inc.
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds, Inc.
Templeton Variable Products Series Fund

(b) The information required by this Item 27 with respect to each director and officer of Distributors is incorporated by reference to Part B of this N-1A and schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 8-5889).

ITEM 28.   LOCATION OF ACCOUNTS AND RECORDS

      The accounts, books or other documents required to be maintained by
Section 31(a) [15 U.S.C. 80a-30(a)] are kept by the Fund or its shareholder services agent, Franklin Templeton Investors Services, Inc., both of whose address is 777 Mariners Island Blvd., San Mateo, CA 94404.

ITEM 29.   MANAGEMENT SERVICES

      Not Applicable

ITEM 30.   UNDERTAKINGS

      Not Applicable



                                 SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Mateo and the State of California, on the 30th day of July, 1999.

                               FRANKLIN TEMPLETON VARIABLE INSURANCE
                                           PRODUCTS TRUST
                                          (Fund)

                                     By: /S/ KAREN C. SKIDMORE
                                    Karen C. Skidmore, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

CHARLES E. JOHNSON*            Principal Executive Officer
Charles E. Johnson             and Trustee
                               Dated:  July 30, 1999

MARTIN L. FLANAGAN*            Principal Financial Officer
Martin L. Flanagan             Dated:  July 30, 1999

DIOMEDES LOO-TAM*              Principal Accounting Officer
Diomedes Loo-Tam               Dated: July 30, 1999

FRANK H. ABBOTT III*           Trustee
Frank H. Abbott III            Dated: July 30, 1999

HARRIS J. ASHTON*              Trustee
Harris J. Ashton               Dated: July 30, 1999

___________________            Trustee
Edward J. Bonach               Dated: July 30, 1999

S. JOSEPH FORTUNATO*           Trustee
S. Joseph Fortunato            Dated: July 30, 1999

ROBERT F. CARLSON*             Trustee
Robert F. Carlson              Dated: July 30, 1999

CHARLES B. JOHNSON*            Trustee
Charles B. Johnson             Dated: July 30, 1999

RUPERT H. JOHNSON, JR.*        Trustee
Rupert H. Johnson, Jr.         Dated: July 30, 1999

FRANK W.T. LAHAYE*             Trustee
Frank W.T. LaHaye              Dated: July 30, 1999

GORDON S. MACKLIN*             Trustee
Gordon S. Macklin              Dated: July 30, 1999

*BY  /S/  KAREN L. SKIDMORE, ATTORNEY-IN-FACT
(Pursuant to Power of Attorney attached)



                            FRANKLIN VALUEMARK FUNDS
                             REGISTRATION STATEMENT
                                 EXHIBITS INDEX

EXHIBIT NO      DESCRIPTION                                           LOCATION

EX-99.a(i)           Agreement and Declaration of Trust                       *
                     dated April 20, 1988

EX-99.a(ii)          Certificate of Amendment of Agreement and                *
                     Declaration of Trust dated October 21, 1988

EX-99.a(iii)         Certificate of Amendment of Agreement                    *
                     and Declaration of Trust

EX-99.b(i)           By-Laws                                                  *

EX-99.b(ii)          Certificate of Amendment of By-Laws dated May 16, 1995   *

EX-99.d(i)           Management Agreement between                             *
                     the Fund and Franklin Advisers, Inc. dated January 24,
                     1989

EX-99.d(ii)          Addendum to Investment Management                        *
                     Agreement dated March 14, 1989

EX-99.d(iii)         Management Agreement between the Fund,                   *
                     on behalf of International Equity and Pacific
                     Growth Fund, and Franklin Advisers, Inc. dated
                     January 22, 1992

EX-99.d(iv)          Subadvisory Agreement between Franklin                   *
                     Advisers, Inc. and Templeton Investment
                     Counsel, Inc. dated January 1, 1993

EX-99.d(v)           Management Agreement between the Fund on                 *
                     behalf of Franklin Rising Dividends Fund, and
                     Franklin Advisory Services, Inc. dated July 1,
                     1996

EX-99.d(vi)          Investment Management Agreement between                  *
                     the Fund, on behalf of the Templeton Global
                     Growth Fund, and Templeton, Galbraith &
                     Hansberger Ltd., dated March 15, 1994

EX-99.d(vii)         Subadvisory Agreement between Franklin                   *
                     Advisers, Inc. and Templeton Investment
                     Counsel, on behalf of Global Income Fund dated
                     August 1, 1994

EX-99.d(viii)        Investment Management Agreement between                  *
                     the Fund, on behalf of Templeton Global
                     Asset Allocation Fund, and Templeton, Galbraith
                     & Hansberger Ltd. dated April 19, 1995

EX-99.d(ix)          Subadvisory Agreement between Templeton,                 *
                     Galbraith & Hansberger Ltd and Templeton
                     Investment Counsel, Inc., on behalf of Templeton
                     Global Asset Allocation Fund dated April 19, 1995

EX-99.d(x)           Management Agreement between the Fund,                   *
                     on behalf of Small Cap Fund dated October 11, 1995

EX-99.d(xi)          Investment Management Agreement between the Fund,        *
                     on behalf of Templeton Developing Markets Equity Fund, dated October 1, 1995

EX-99.d(xii)         Investment Management Agreement between                  *
                     the Fund, on behalf of International Smaller Companies
                     Fund and Templeton Investment Counsel, Inc.
                     dated January 18, 1996

EX-99.d(xiii)        Management Agreement between the Fund,                   *
                     on behalf of Captial Growth Fund and
                     and Franklin Advisers, Inc., dated January 18, 1996

EX-99.d(xiv)         Amendment to Management Agreement between                *
                     the Fund and Franklin Advisers, Inc. dated
                     August 1, 1995

EX-99.d(xv)          Management Agreement between the Fund, on                *
                     behalf of Mutual Discovery Securities Fund and,
                     Mutual Shares Securities Fund, and Franklin Mutual
                     Advisers, Inc., dated October 18, 1996

EX-99.d(xvi)         Management Agreement between the Fund, on                *
                     behalf of Global Health Care Securities Fund dated December 9, 1997

EX-99.d(xvii)        Management Agreement between the Fund, on                *
                     behalf of Value Securities Fund
                     dated December 9, 1997

EX-.d(xviii)         Amendment to Investment Management Agreement             *
                     between the Fund, on behalf of Templeton Developing
                     Markets Equity Fund, and Templeton Asset Management Ltd.
                     dated October 1, 1995

EX-99.d(xix)         Addendum to Investment Management Agreement              *
                     between the Fund, on behalf of Templeton Developing
                     Markets Equity Fund, and Templeton Asset
                     Management Ltd. dated December 9, 1997

EX-99.d(xx)          Investment Advisory Agreement between the Fund,   Attached
                     on behalf of Franklin Aggressive Growth Securities
                     Fund; and Franklin Advisers, Inc. dated July 15, 1999

EX-99.e(i)           Distribution Agreement between the Fund and              *
                     Franklin Templeton Distributors, Inc.


EX-99.g(i)           Foreign Exchange Netting Agreement between               *
                     Franklin Valuemark Funds, on behalf of the International Equity Fund, and Morgan Guaranty
                     Trust Company of New York, dated March 19, 1992

EX-99.g(ii)          Foreign Exchange Netting Agreement between               *
                     Franklin Valuemark Funds, on behalf of the Pacific Growth Fund, and Morgan Guaranty Trust
                     Company of New York, dated March 19, 1992

EX-99.g(iii)         Custody Agreement between the Fund, on                   *
                     behalf of the Templeton Developing Markets
                     Equity Fund and the Templeton Global Growth
                     Fund, and the Chase Manhattan Bank, N.A. dated
                     March 15, 1994

EX-99.g(iv)          Master Custody Agreement between the                     *
                     Fund and the Bank of New York, dated
                     February 16, 1996

EX-99.g(v)           Terminal Link Agreement between the Fund                 *
                     and Bank of New York, dated February 16, 1996

EX-99.g(vi)          Amendment to Global Custody Agreement between            *
                     the Fund and the Chase Manhattan Bank, N.A. dated
                     April 1, 1996

EX-99.g(vii)         Amendment to Master Custody Agreement                    *
                     between the Fund and the Bank of New York, dated April 1, 1996

EX-99.g(viii)        Letter of Agreement between the Fund and the             *
                     Bank of New York, dated April 22, 1996

EX-99.g(ix)          Custody Agreement between the Fund, on                   *
                     behalf of Mutual Discovery Securities Fund and Mutual Shares Securities Fund, and the
                     State Street Bank and Trust Company dated
                     November 8, 1996

EX-99.h(i)           Fund Administration Agreement between the Fund,          *
                     on behalf of International Smaller Companies Fund, and Franklin Templeton Services, Inc., dated
                     October 1, 1996

EX-99.h(ii)          Fund Administration Agreement between the Fund,          *
                     on behalf of Templeton Global Asset Allocation Fund, and Franklin Templeton Services, Inc., dated
                     October 1, 1996

EX-99.h(iii)         Fund Administration Agreement between the Fund,          *
                     on behalf of Mutual Discovery Securities Fund, and Mutual Shares Securities Fund and Franklin Templeton
                     Services, Inc., dated October 18, 1996

EX-99.h(iv)          Fund Administration Agreement between the Fund,          *
                     on behalf of Value Securities Fund, dated December 9,
                     1997

EX-99.h(v)           Fund Administration Agreement between the Fund,          *
                     on behalf of Global Health Care Securities Fund, dated December 9, 1997

EX-99.h(vii)         Fund Administration Agreement between the Fund,    Attached
                     on behalf of Franklin Aggressive Growth Securities
                     Fund, and Franklin Templeton Services, Inc., dated
                     July 15, 1999

EX-99.i(i)           Legal Opinion Securities Act of 1933                     *
                     dated February 5, 1999

EX-99.l(i)           Letter of Understanding dated April 11, 1995             *

EX-99.l(ii)          Letter of Understanding dated September 12, 1995         *

EX-99.l(iii)         Letter of Understanding dated April 4, 1996              *

EX-99.l(iv)          Letter of Understanding dated October 21, 1996           *

EX-99.l(v)           Letter of Understanding dated April 23, 1998             *

EX-99.m(i)           Class 2 Distribution Plan Pursuant to Rule 12b-1         *
                     for all series of the Fund

EX-99.m(ii)          Class 2 Distribution Plan for Franklin Aggressive  Attached
                     Growth Securities Fund

EX-99.o(i)           Multiple Class Plan for all series of the Fund           *

EX-99.o(ii)          Multiple Class Plan for Franklin Aggressive Growth Attached
                     Securities Fund

EX-99.p(i)           Power of Attorney from Officers and                Attached
                     Trustees of the Registrant

* Incorporated by reference to previous filings